UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: MARCH 31, 2021

ITEM 1. REPORTS TO SHAREHOLDERS

SEMI-ANNUAL REPORT March 31, 2021 (unaudited)

VANECK VECTORS®

Biotech ETF	BBH

Environmental Services ETF	EVX®

Gaming ETF	BJK®

Pharmaceutical ETF	PPH®

Retail ETF	RTH®

Semiconductor ETF	SMH®

Video Gaming and eSports ETF	ESPO®

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2021.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

March 31, 2021 (unaudited)

Dear Fellow Shareholders:

The way we think about the financial markets—since no one knows the future for sure—is to identify potential scenarios. Last year, we said that roaring global growth would push interest rates to 1.5%-2.0% during 2021. This already happened in the first quarter! Now what?

The mainstream, high-probability scenario (“Goldilocks”) is that the rate increases pause and stock markets continue to make new highs. To support this idea of strong-but-tapering growth, the first major country that went through the COVID-19 cycle is now leveling off after its boom. Following some temporary weakness in February, China’s manufacturing PMI (Purchasing Managers’ Index) rose more than expected in March and the services PMI soared, only confirming that the recovery is getting more balanced. For updates on this, please follow Natalia Gurushina’s daily emails or our monthly China updates.

Another scenario is the “Wage Inflation” scenario. I like to distinguish between commodity price inflation and wage inflation. Commodity prices have been rallying strongly since last summer with almost all commodity prices at multi-year highs. But wage inflation is more important for financial markets. Wage inflation is the driver of a longer-lasting inflation and can be hard to extinguish. The level of stimulus from the U.S. Federal Reserve we saw in 2020 was unprecedented, as is the spending planned by the new Biden administration. We may find that we are witnessing a paradigm change in the “environment” of the financial markets and a new “dynamic” compared with the last 10 years. And a burst of commodity price inflation isn’t the concern in this “Wage Inflation” scenario, rather the concern is that investment consequences could endure not only through 2021, but also well into 2022. This, then, is the risk that wage inflation takes off, triggered by super-heated growth and rising rates. After all, the U.S. economy hasn’t seen GDP growth rates like this since the 1950s. My investment colleagues are divided on whether wage inflation is possible in an over-stimulated yet deflationary world. We’ll see in 2022.

The final scenario remains that, with this tremendous stimulus, we expect to see interest rates rise unexpectedly further in the second half of 2021. In fact, I believe there is a chance that 10-year U.S. interest rates can exceed 2.5% by the end of 2021—“Rate Surprise”—and that investors should have this scenario on their radar screens. This could lead to turbulence in financial markets. By definition, bonds will fall further. But again, this may be okay for equities.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended March 31, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Vectors ETF Trust

PS The investing outlook can change suddenly, as it certainly did in 2020. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

April 20, 2021

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2020 to March 31, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2020 – March 31, 2021
Biotech ETF
Actual	$1,000.00	$1,085.30	0.35%	$1.82
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Environmental Services ETF
Actual	$1,000.00	$1,333.70	0.55%	$3.20
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
Gaming ETF
Actual	$1,000.00	$1,368.50	0.65%	$3.84
Hypothetical**	$1,000.00	$1,021.69	0.65%	$3.28
Pharmaceutical ETF
Actual	$1,000.00	$1,119.60	0.35%	$1.85
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Retail ETF
Actual	$1,000.00	$1,115.60	0.35%	$1.85
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Semiconductor ETF
Actual	$1,000.00	$1,404.70	0.35%	$2.10
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Video Gaming and eSports ETF
Actual	$1,000.00	$1,112.40	0.53%	$2.79
Hypothetical**	$1,000.00	$1,022.29	0.53%	$2.67
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2021) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
2

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
China / Hong Kong: 4.3%
60,971	BeiGene Ltd. (ADR) *	$21,222,786
Germany: 2.9%
131,691	BioNTech SE (ADR) *	14,379,340
Switzerland: 2.4%
99,304	CRISPR Therapeutics AG (USD) *	12,100,192
United States: 90.4%
91,281	10x Genomics, Inc. *	16,521,861
155,652	Alexion Pharmaceuticals, Inc. *	23,800,747
100,254	Alnylam Pharmaceuticals, Inc. *	14,154,862
200,515	Amgen, Inc.	49,890,137
90,968	Biogen, Inc. *	25,448,298
182,320	BioMarin Pharmaceutical, Inc. *	13,766,983
66,244	Charles River Laboratories International, Inc. *	19,199,499
169,096	Exact Sciences Corp. * †	22,283,471
399,901	Gilead Sciences, Inc.	25,845,602
148,301	Guardant Health, Inc. *	22,638,148
Number of Shares		Value

United States: (continued)
59,805	Illumina, Inc. *	$22,968,708
192,380	Incyte Corp. *	15,634,723
169,992	Ionis Pharmaceuticals, Inc. *	7,642,840
125,906	IQVIA Holdings, Inc. *	24,317,485
184,665	Moderna, Inc. *	24,181,882
97,622	Neurocrine Biosciences, Inc. *	9,493,740
114,452	Novavax, Inc. *	20,751,292
295,102	QIAGEN NV * †	14,368,516
44,748	Quidel Corp. *	5,724,612
51,052	Regeneron Pharmaceuticals, Inc. *	24,154,743
144,193	Seagen, Inc. *	20,022,640
111,481	Vertex Pharmaceuticals, Inc. *	23,956,152
		446,766,941
Total Common Stocks: 100.0% (Cost: $439,658,285)		494,469,259
Liabilities in excess of other assets: (0.0)%		(144,797)
NET ASSETS: 100.0%		$494,324,462

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,960,042.

Summary of Investments by Sector	% of Investments	Value
Biotechnology	74.6%	$368,730,430
Health Care Services	4.6	22,638,148
Health Care Supplies	1.1	5,724,612
Life Sciences Tools & Services	19.7	97,376,069
	100.0%	$494,469,259

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$494,469,259	$—	$—	$494,469,259

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

3

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 5.5%
47,764	GFL Environmental, Inc. (USD) †	$1,669,352
118,572	Loop Industries, Inc. (USD) * †	949,762
		2,619,114
United States: 94.5%
31,180	ABM Industries, Inc.	1,590,492
167,308	Advanced Emissions Solutions, Inc. * †	920,194
20,002	Cantel Medical Corp. *	1,596,960
24,796	Casella Waste Systems, Inc. *	1,576,282
17,806	Clean Harbors, Inc. *	1,496,772
108,451	Covanta Holding Corp.	1,503,131
21,559	Darling Ingredients, Inc. *	1,586,311
25,950	Donaldson Co., Inc.	1,509,252
22,436	Ecolab, Inc.	4,802,875
49,619	Energy Recovery, Inc. * †	910,012
60,390	Evoqua Water Technologies Corp. *	1,588,257
34,019	Heritage-Crystal Clean, Inc. *	922,935
48,608	Republic Services, Inc.	4,829,205
36,847	Schnitzer Steel Industries, Inc.	1,539,836
66,123	Sharps Compliance Corp. *	950,187
22,682	Stericycle, Inc. *	1,531,262
8,380	STERIS Plc	1,596,222
19,511	Tennant Co.	1,558,734
11,658	Tetra Tech, Inc.	1,582,224
35,820	US Ecology, Inc. *	1,491,545
45,319	Waste Connections, Inc.	4,893,546
38,567	Waste Management, Inc.	4,975,914
		44,952,148
Total Common Stocks (Cost: $38,114,434)		47,571,262
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $321,788)
Money Market Fund: 0.7%
321,788	State Street Navigator Securities Lending Government Money Market Portfolio	$321,788
Total Investments: 100.7% (Cost: $38,436,222)		47,893,050
Liabilities in excess of other assets: (0.7)%		(319,671)
NET ASSETS: 100.0%		$47,573,379

Definitions:
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $656,710.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	3.3%	$1,586,311
Health Care	8.7	4,143,369
Industrials	70.7	33,628,915
Materials	17.3	8,212,667
	100.0%	$47,571,262

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$47,571,262	$—	$—	$47,571,262
Money Market Fund	321,788	—	—	321,788
Total	$47,893,050	$—	$—	$47,893,050

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

4

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 9.9%
322,222	Aristocrat Leisure Ltd. #	$8,477,071
183,056	Crown Resorts Ltd. #	1,645,449
497,561	Star Entertainment Group Ltd. * #	1,444,043
1,065,537	TABCORP Holdings Ltd. #	3,817,443
		15,384,006
Cambodia: 0.7%
938,000	Nagacorp Ltd. #	1,112,003
China / Hong Kong: 9.1%
1,098,240	Galaxy Entertainment Group Ltd. * #	9,928,004
272,000	Melco International Development Ltd. #	555,210
100,290	Melco Resorts & Entertainment Ltd. (ADR)	1,996,774
1,297,000	SJM Holdings Ltd. #	1,701,958
		14,181,946
France: 2.0%
67,698	La Francaise des Jeux SAEM Reg S 144A #	3,083,154
Greece: 1.0%
116,911	OPAP SA #	1,582,947
Ireland: 8.4%
61,077	Flutter Entertainment Plc #	13,130,582
Italy: 0.5%
52,928	International Game Technology Plc (USD) * †	849,494
Japan: 0.8%
33,600	Heiwa Corp. † #	549,964
26,679	Sankyo Co. Ltd. #	708,963
		1,258,927
Malaysia: 3.3%
1,318,600	Genting Bhd #	1,600,787
1,731,998	Genting Malaysia Bhd #	1,282,809
3,406,400	Genting Singapore Ltd. (SGD) #	2,336,665
		5,220,261
Malta: 1.3%
114,745	Kindred Group Plc (SDR) #	2,020,263
New Zealand: 0.5%
301,411	SkyCity Entertainment Group Ltd. * #	735,646
Number of Shares		Value

South Korea: 0.9%
61,690	Kangwon Land, Inc. #	$1,385,310
Sweden: 7.3%
77,265	Evolution Gaming Group AB Reg S 144A #	11,400,815
United Kingdom: 4.8%
249,614	Entain Plc * #	5,224,271
126,348	Playtech Ltd. * #	770,456
405,922	William Hill Plc * #	1,523,260
		7,517,987
United States: 49.4%
37,633	Boyd Gaming Corp. *	2,218,842
80,076	Caesars Entertainment, Inc. *	7,002,646
14,101	Churchill Downs, Inc.	3,206,849
183,354	DraftKings, Inc. * †	11,245,101
90,897	Gaming and Leisure Properties, Inc.	3,856,760
179,242	Las Vegas Sands Corp. *	10,890,744
366,100	MGM China Holdings Ltd. (HKD) † #	650,937
55,280	MGM Growth Properties LLC	1,803,234
189,963	MGM Resorts International	7,216,694
57,344	Penn National Gaming, Inc. *	6,011,945
1,457,600	Sands China Ltd. (HKD) * #	7,305,338
32,663	Scientific Games Corp. *	1,258,179
113,904	Skillz, Inc. *	2,168,732
206,331	VICI Properties, Inc. †	5,826,787
594,400	Wynn Macau Ltd. (HKD) * #	1,156,369
40,978	Wynn Resorts Ltd. *	5,137,412
		76,956,569
Total Common Stocks (Cost: $127,284,175)		155,819,910
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $1,043,774)
Money Market Fund: 0.7%
1,043,774	State Street Navigator Securities Lending Government Money Market Portfolio	1,043,774
Total Investments: 100.6% (Cost: $128,327,949)		156,863,684
Liabilities in excess of other assets: (0.6)%		(975,166)
NET ASSETS: 100.0%		$155,888,518

Definitions:
ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

5

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,688,556.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $85,129,717 which represents 54.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $14,483,969, or 9.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.4%	$2,168,732
Consumer Discretionary	91.2	142,164,397
Real Estate	7.4	11,486,781
	100.0%	$155,819,910

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$15,384,006	$—	$15,384,006
Cambodia	—	1,112,003	—	1,112,003
China / Hong Kong	1,996,774	12,185,172	—	14,181,946
France	—	3,083,154	—	3,083,154
Greece	—	1,582,947	—	1,582,947
Ireland	—	13,130,582	—	13,130,582
Italy	849,494	—	—	849,494
Japan	—	1,258,927	—	1,258,927
Malaysia	—	5,220,261	—	5,220,261
Malta	—	2,020,263	—	2,020,263
New Zealand	—	735,646	—	735,646
South Korea	—	1,385,310	—	1,385,310
Sweden	—	11,400,815	—	11,400,815
United Kingdom	—	7,517,987	—	7,517,987
United States	67,843,925	9,112,644	—	76,956,569
Money Market Fund	1,043,774	—	—	1,043,774
Total	$71,733,967	$85,129,717	$—	$156,863,684

See Notes to Financial Statements

6

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Denmark: 4.7%
161,521	Novo Nordisk A/S (ADR)	$10,889,746
France: 5.1%
241,625	Sanofi SA (ADR)	11,950,772
Ireland: 0.9%
326,799	Amarin Corp. Plc (ADR) * †	2,029,422
Israel: 4.0%
811,026	Teva Pharmaceutical Industries Ltd. (ADR) *	9,359,240
Japan: 4.4%
562,734	Takeda Pharmaceutical Co. Ltd. (ADR) †	10,275,523
Switzerland: 5.0%
137,608	Novartis AG (ADR)	11,762,732
United Kingdom: 11.1%
232,596	AstraZeneca Plc (ADR) †	11,564,673
292,900	GlaxoSmithKline Plc (ADR) †	10,453,601
18,047	GW Pharmaceuticals Plc (ADR) * †	3,914,394
		25,932,668
United States: 64.5%
107,279	AbbVie, Inc.	11,609,733
93,241	AmerisourceBergen Corp.	11,008,965
285,892	Bausch Health Cos, Inc. * †	9,074,212
190,143	Bristol-Myers Squibb Co.	12,003,728
94,864	Catalent, Inc. *	9,990,128
Number of Shares		Value

United States: (continued)
245,749	Elanco Animal Health, Inc. *	$7,237,308
56,391	Eli Lilly & Co.	10,534,967
38,597	Jazz Pharmaceuticals Plc *	6,344,189
72,805	Johnson & Johnson	11,965,502
56,812	McKesson Corp.	11,080,612
154,973	Merck & Co., Inc.	11,946,868
41,499	Patterson Companies, Inc.	1,325,893
82,687	Perrigo Co. Plc	3,346,343
331,687	Pfizer, Inc.	12,017,020
741,620	Viatris, Inc. *	10,360,431
69,020	Zoetis, Inc.	10,869,270
		150,715,169
Total Common Stocks (Cost: $241,603,334)		232,915,272
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.0% (Cost: $13,968,669)
Money Market Fund: 6.0%
13,968,669	State Street Navigator Securities Lending Government Money Market Portfolio	13,968,669
Total Investments: 105.7% (Cost: $255,572,003)		246,883,941
Liabilities in excess of other assets: (5.7)%		(13,281,683)
NET ASSETS: 100.0%		$233,602,258

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $29,528,491.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	5.9%	$13,639,155
Health Care Distributors	10.0	23,415,470
Pharmaceuticals	84.1	195,860,647
	100.0%	$232,915,272

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$232,915,272	$—	$—	$232,915,272
Money Market Fund	13,968,669	—	—	13,968,669
Total	$246,883,941	$—	$—	$246,883,941

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

7

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
China / Hong Kong: 4.0%
92,618	JD.com, Inc. (ADR) *	$7,810,476
United States: 96.0%
12,026	Amazon.com, Inc. *	37,209,406
22,031	AmerisourceBergen Corp.	2,601,200
3,311	AutoZone, Inc. *	4,649,637
31,713	Best Buy Co., Inc.	3,640,970
39,780	Cardinal Health, Inc.	2,416,635
28,388	Costco Wholesale Corp.	10,006,202
113,805	CVS Caremark Corp.	8,561,550
31,823	Dollar General Corp.	6,447,976
32,295	Dollar Tree, Inc. *	3,696,486
26,835	L Brands, Inc. *	1,660,013
54,570	Lowe’s Companies, Inc.	10,378,123
10,431	Lululemon Athletica, Inc. *	3,199,292
22,048	McKesson Corp.	4,300,242
10,292	O’Reilly Automotive, Inc. *	5,220,617
42,994	Ross Stores, Inc.	5,155,411
70,086	Sysco Corp.	5,518,572
46,330	Target Corp.	9,176,583
43,031	The Gap, Inc. *	1,281,463
77,469	The Home Depot, Inc.	23,647,412
112,072	The Kroger Co.	4,033,471
126,122	TJX Cos, Inc.	8,342,970
104,441	Walgreens Boots Alliance, Inc.	5,733,811
122,153	Walmart, Inc.	16,592,042
6,574	Wayfair, Inc. * †	2,069,167
		185,539,251
Total Common Stocks: 100.0% (Cost: $159,817,590)		193,349,727
Liabilities in excess of other assets: (0.0)%		(17,358)
NET ASSETS: 100.0%		$193,332,369

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,965,614.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	69.1%	$133,586,002
Consumer Staples	21.7	41,884,098
Health Care	9.2	17,879,627
	100.0%	$193,349,727

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$193,349,727	$—	$—	$193,349,727

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

8

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Netherlands: 10.1%
505,230	ASML Holding N.V. (USD)	$311,908,793
1,177,614	NXP Semiconductor N.V. (USD)	237,100,803
		549,009,596
Switzerland: 2.1%
3,002,209	STMicroelectronics N.V. (USD) †	115,074,671
Taiwan: 15.2%
7,007,102	Taiwan Semiconductor Manufacturing
	Co. Ltd. (ADR)	828,800,025
United States: 72.6%
2,921,260	Advanced Micro Devices, Inc. *	229,318,910
1,489,812	Analog Devices, Inc.	231,040,045
2,009,731	Applied Materials, Inc.	268,500,062
575,028	Broadcom, Inc.	266,617,482
993,258	Cadence Design Systems, Inc. *	136,066,413
5,285,303	Intel Corp.	338,259,392
558,142	KLA-Tencor Corp.	184,410,117
436,585	Lam Research Corp.	259,872,855
1,820,679	Marvell Technology Group Ltd.	89,176,857
997,050	Maxim Integrated Products, Inc.	91,100,458
972,972	Microchip Technology, Inc.	151,024,714
2,651,415	Micron Technology, Inc. *	233,881,317
742,512	NVIDIA Corp.	396,449,432
Number of Shares		Value

United States: (continued)
1,510,237	ON Semiconductor Corp. *	$62,840,962
445,391	Qorvo, Inc. *	81,372,936
1,967,764	Qualcomm, Inc.	260,905,829
706,059	Skyworks Solutions, Inc.	129,547,705
708,641	Teradyne, Inc.	86,227,437
1,485,198	Texas Instruments, Inc.	280,687,570
182,755	Universal Display Corp.	43,270,901
1,042,052	Xilinx, Inc.	129,110,243
		3,949,681,637
Total Common Stocks (Cost: $5,174,786,655)		5,442,565,929
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $52,710,458)
Money Market Fund: 1.0%
52,710,458	State Street Navigator Securities Lending Government Money Market Portfolio	$52,710,458
Total Investments: 101.0% (Cost: $5,227,497,113)		5,495,276,387
Liabilities in excess of other assets: (1.0)%		(51,877,307)
NET ASSETS: 100.0%		$5,443,399,080

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $70,142,098.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Application Software	2.5%	$136,066,413
Semiconductor Equipment	20.4	1,110,919,264
Semiconductors	77.1	4,195,580,252
	100.0%	$5,442,565,929

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$5,442,565,929	$—	$—	$5,442,565,929
Money Market Fund	52,710,458	—	—	52,710,458
Total	$5,495,276,387	$—	$—	$5,495,276,387

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

9

VANECK VECTORS VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
China / Hong Kong: 18.5%
346,873	Bilibili, Inc. (ADR) *	$37,136,223
2,123,000	Kingsoft Corp. Ltd. † #	14,197,072
375,934	NetEase, Inc. (ADR)	38,818,945
749,400	Tencent Holdings Ltd. #	59,805,060
		149,957,300
France: 2.6%
279,618	Ubisoft Entertainment SA * #	21,299,656
Japan: 21.1%
490,700	Bandai Namco Holdings, Inc. † #	35,150,283
500,700	Capcom Co. Ltd. #	16,321,442
330,200	Konami Holdings Corp. † #	19,752,946
1,147,600	Nexon Co. Ltd. #	37,313,174
87,800	Nintendo Co. Ltd. #	49,587,935
221,800	Square Enix Holdings Co. Ltd. #	12,361,412
		170,487,192
Poland: 1.6%
265,795	CD Project SA * #	12,878,320
South Korea: 5.3%
43,666	NCSoft Corp. #	33,751,331
77,479	Netmarble Corp. Reg S 144A #	8,873,114
		42,624,445
Sweden: 3.5%
735,300	Embracer Group AB * #	20,240,464
862,914	Stillfront Group AB * #	7,992,478
		28,232,942
Number of Shares		Value

Taiwan: 8.8%
2,920,000	Micro-Star International Co. Ltd. #	$17,941,583
237,821	Sea Ltd. (ADR) * †	53,088,782
		71,030,365
United States: 38.5%
478,697	Activision Blizzard, Inc.	44,518,821
717,630	Advanced Micro Devices, Inc. *	56,333,955
274,843	Electronic Arts, Inc.	37,205,497
127,480	NVIDIA Corp.	68,065,396
216,980	Take-Two Interactive Software, Inc. *	38,340,366
358,020	Unity Software, Inc. * †	35,912,986
2,982,398	Zynga, Inc. *	30,450,284
		310,827,305
Total Common Stocks (Cost: $649,779,386)		807,337,525
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2% (Cost: $33,529,869)
Money Market Fund: 4.2%
33,529,869	State Street Navigator Securities Lending Government Money Market Portfolio	33,529,869
Total Investments: 104.1% (Cost: $683,309,255)		840,867,394
Liabilities in excess of other assets: (4.1)%		(33,073,692)
NET ASSETS: 100.0%		$807,793,702

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $83,406,452.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $367,466,270 which represents 45.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $8,873,114, or 1.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	71.8%	$579,736,250
Consumer Discretionary	4.4	35,150,283
Information Technology	23.8	192,450,992
	100.0%	$807,337,525

See Notes to Financial Statements

10

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
China / Hong Kong	$75,955,168	$74,002,132	$—	$149,957,300
France	—	21,299,656	—	21,299,656
Japan	—	170,487,192	—	170,487,192
Poland	—	12,878,320	—	12,878,320
South Korea	—	42,624,445	—	42,624,445
Sweden	—	28,232,942	—	28,232,942
Taiwan	53,088,782	17,941,583	—	71,030,365
United States	310,827,305	—	—	310,827,305
Money Market Fund	33,529,869	—	—	33,529,869
Total	$473,401,124	$367,466,270	$—	$840,867,394

See Notes to Financial Statements

11

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2021 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Pharmaceutical ETF

Assets:
Investments, at value
Unaffiliated issuers (1) (2)	$494,469,259	$47,571,262	$155,819,910	$232,915,272
Short-term investments held as collateral for securities loaned (3)	—	321,788	1,043,774	13,968,669
Cash	93,256	—	—	—
Cash denominated in foreign currency, at value (4)	—	—	—	—
Receivables:
Investment securities sold	—	1,410,638	59,629	3,447,888
Shares of beneficial interest sold	—	—	3,993,182	—
Dividends and interest	10,464	45,444	196,311	830,404
Prepaid expenses	4,007	605	589	2,239
Total assets	494,576,986	49,349,737	161,113,395	251,164,472

Liabilities:
Payables:
Investment securities purchased	—	1,155,714	3,996,689	—
Collateral for securities loaned	—	321,788	1,043,774	13,968,669
Line of credit	—	189,602	—	—
Shares of beneficial interest redeemed	—	—	—	3,447,820
Due to Adviser	131,661	12,846	68,097	44,442
Due to custodian	—	42,705	56,500	15,413
Deferred Trustee fees	61,386	3,410	8,336	34,141
Accrued expenses	59,477	50,293	51,481	51,729
Total liabilities	252,524	1,776,358	5,224,877	17,562,214
NET ASSETS	$494,324,462	$47,573,379	$155,888,518	$233,602,258
Shares outstanding	2,821,503	360,000	2,925,000	3,388,138
Net asset value, redemption and offering price per share	$175.20	$132.15	$53.30	$68.95

Net Assets consist of:
Aggregate paid in capital	$492,512,438	$47,545,878	$142,209,254	$305,672,462
Total distributable earnings (loss)	1,812,024	27,501	13,679,264	(72,070,204)
NET ASSETS	$494,324,462	$47,573,379	$155,888,518	$233,602,258
(1) Value of securities on loan	$23,960,042	$656,710	$17,688,556	$29,528,491
(2) Cost of investments	$439,658,285	$38,114,434	$127,284,175	$241,603,334
(3) Cost of short-term investments held as collateral for securities loaned	$—	$321,788	$1,043,774	$13,968,669
(4) Cost of cash denominated in foreign currency	$—	$—	$—	$—

See Notes to Financial Statements

12

Retail ETF	Semiconductor ETF	Video Gaming and eSports ETF

$193,349,727	$5,442,565,929	$807,337,525
—	52,710,458	33,529,869
—	—	7
—	—	7
—	—	—
—	181,517,795	3,408,567
146,946	3,173,578	1,528,217
1,338	29,511	35,560
193,498,011	5,679,997,271	845,839,752

—	133,176,334	3,170,330
—	52,710,458	33,529,869
—	829,395	976,089
—	48,339,401	—
41,485	1,449,832	352,039
74,529	1,169	—
9,666	90,210	8,786
39,962	1,392	8,937
165,642	236,598,191	38,046,050
$193,332,369	$5,443,399,080	$807,793,702
1,171,531	22,370,937	11,850,000
$165.03	$243.32	$68.17

$163,064,237	$4,267,504,060	$627,546,903
30,268,132	1,175,895,020	180,246,799
$193,332,369	$5,443,399,080	$807,793,702
$1,965,614	$70,142,098	$83,406,452
$159,817,590	$5,174,786,655	$649,779,386
$—	$52,710,458	$33,529,869
$—	$—	$7

See Notes to Financial Statements

13

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2021 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Pharmaceutical ETF

Income:
Dividends	$1,651,100	$172,834	$385,096	$2,637,212
Interest	—	26	246	40
Securities lending income	28,330	3,056	7,077	18,417
Foreign taxes withheld	—	(2,385)	(2,959)	(67,756)
Total income	1,679,430	173,531	389,460	2,587,913

Expenses:
Management fees	861,735	96,953	220,103	411,081
Professional fees	29,154	30,214	30,421	29,937
Custody and accounting fees	12,428	13,323	22,950	9,833
Reports to shareholders	11,375	4,967	5,756	6,326
Trustees’ fees and expenses	3,627	360	342	1,993
Registration fees	2,140	1,032	882	2,930
Insurance	4,938	935	932	2,920
Interest	3,414	373	1,635	3,417
Other	3,490	873	2,362	2,812
Total expenses	932,301	149,030	285,383	471,249
Waiver of management fees	(67,151)	(42,008)	—	(56,752)
Net expenses	865,150	107,022	285,383	414,497
Net investment income	814,280	66,509	104,077	2,173,416
Net realized gain (loss) on:
Investments	(18,259,907)	(147,500)	(795,970)	(18,089,017)
Capital gain distributions received	—	—	54	—
In-kind redemptions	48,805,867	4,012,759	(1,099)	23,743,844
Foreign currency transactions and foreign denominated assets and liabilities	—	(25)	1,425	—
Net realized gain (loss)	30,545,960	3,865,234	(795,590)	5,654,827
Net change in unrealized appreciation (depreciation) on:
Investments	9,566,472	6,741,661	24,887,906	19,212,301
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(35)	—
Net change in unrealized appreciation (depreciation)	9,566,472	6,741,661	24,887,871	19,212,301
Net Increase in Net Assets Resulting from Operations	$40,926,712	$10,673,404	$24,196,358	$27,040,544

See Notes to Financial Statements

14

Retail ETF	Semiconductor ETF	Video Gaming and eSports ETF

$1,404,325	$23,922,070	$2,424,506
39	845	109
810	74,777	130,956
—	(1,265,221)	(245,416)
1,405,174	22,732,471	2,310,155

339,348	7,080,205	1,808,876
30,475	31,699	30,911
13,764	5,954	27,503
7,767	49,986	12,607
1,053	19,198	1,277
4,074	22,427	15,313
1,904	11,366	2,840
424	17,457	4,397
2,415	11,535	2,461
401,224	7,249,827	1,906,185
(61,452)	(152,165)	—
339,772	7,097,662	1,906,185
1,065,402	15,634,809	403,970

(1,107,490)	(27,382,141)	7,280,709
—	—	—
7,235,867	1,005,224,049	16,988,312

—	—	(11,019)
6,128,377	977,841,908	24,258,002

13,635,838	167,032,245	28,462,566

—	—	(12,047)
13,635,838	167,032,245	28,450,519
$20,829,617	$1,160,508,962	$53,112,491

See Notes to Financial Statements

15

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Environmental Services ETF
	Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$814,280	$1,628,771	$66,509	$159,675
Net realized gain (loss)	30,545,960	3,573,293	3,865,234	(1,782,863)
Net change in unrealized appreciation (depreciation)	9,566,472	111,943,737	6,741,661	239,751
Net increase (decrease) in net assets resulting from operations	40,926,712	117,145,801	10,673,404	(1,383,437)

Distributions to shareholders:
From distributable earnings	(1,699,994)	(1,250,208)	(124,992)	(165,025)

Share transactions:*
Proceeds from sale of shares	92,395,604	195,549,299	14,939,401	12,786,779
Cost of shares redeemed	(122,748,071)	(144,293,768)	(8,730,278)	(16,911,063)
Increase (decrease) in net assets resulting from share transactions	(30,352,467)	51,255,531	6,209,123	(4,124,284)
Total increase (decrease) in net assets	8,874,251	167,151,124	16,757,535	(5,672,746)
Net Assets, beginning of period	485,450,211	318,299,087	30,815,844	36,488,590
Net Assets, end of period	$494,324,462	$485,450,211	$47,573,379	$30,815,844

* Shares of Common Stock Issued (no par value)
Shares sold	525,000	1,275,000	120,000	130,000
Shares redeemed	(700,000)	(975,000)	(70,000)	(170,000)
Net increase (decrease)	(175,000)	300,000	50,000	(40,000)

See Notes to Financial Statements

16

Gaming ETF		Pharmaceutical ETF		Retail ETF
Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020
(unaudited)		(unaudited)		(unaudited)

$104,077	$467,263	$2,173,416	$3,499,787	$1,065,402	$1,033,181
(795,590)	(1,364,835)	5,654,827	4,349,184	6,128,377	7,270,080
24,887,871	8,615,747	19,212,301	20,416,513	13,635,838	24,679,366
24,196,358	7,718,175	27,040,544	28,265,484	20,829,617	32,982,627

(349,965)	(800,020)	(1,952,785)	(3,321,670)	(1,274,964)	(950,056)

77,249,268	33,435,454	221,881,762	388,323,148	15,772,610	145,515,451
—	(9,359,864)	(248,516,587)	(319,778,063)	(23,846,678)	(66,852,325)
77,249,268	24,075,590	(26,634,825)	68,545,085	(8,074,068)	78,663,126
101,095,661	30,993,745	(1,547,066)	93,488,899	11,480,585	110,695,697
54,792,857	23,799,112	235,149,324	141,660,425	181,851,784	71,156,087
$155,888,518	$54,792,857	$233,602,258	$235,149,324	$193,332,369	$181,851,784

1,525,000	1,000,000	3,300,000	6,450,000	100,000	1,150,000
—	(250,000)	(3,700,000)	(5,150,000)	(150,000)	(550,000)
1,525,000	750,000	(400,000)	1,300,000	(50,000)	600,000

See Notes to Financial Statements

17

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Semiconductor ETF		Video Gaming and eSports ETF
	Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$15,634,809	$24,886,743	$403,970	$103,970
Net realized gain (loss)	977,841,908	539,805,772	24,258,002	(926,333)
Net change in unrealized appreciation (depreciation)	167,032,245	193,386,180	28,450,519	126,217,297
Net increase in net assets resulting from operations	1,160,508,962	758,078,695	53,112,491	125,394,934

Distributions to shareholders:
From distributable earnings	(29,249,242)	(19,250,343)	(870,225)	(125,100)
Share transactions:*
Proceeds from sale of shares	8,401,852,511	13,726,301,764	266,565,899	357,494,489
Cost of shares redeemed	(6,735,977,828)	(13,179,602,021)	(32,581,996)	—
Increase in net assets resulting from share transactions	1,665,874,683	546,699,743	233,983,903	357,494,489
Total increase in net assets	2,797,134,403	1,285,528,095	286,226,169	482,764,323
Net Assets, beginning of period	2,646,264,677	1,360,736,582	521,567,533	38,803,210
Net Assets, end of period	$5,443,399,080	$2,646,264,677	$807,793,702	$521,567,533

* Shares of Common Stock Issued (no par value)
Shares sold	37,900,000	99,350,000	3,850,000	7,350,000
Shares redeemed	(30,700,000)	(95,600,000)	(500,000)	—
Net increase	7,200,000	3,750,000	3,350,000	7,350,000

See Notes to Financial Statements

18

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$162.01		$118.04	$136.11	$134.17	$115.25	$114.45
Income from investment operations:
Net investment income	0.29	(a)	0.59 (a)	0.39 (a)	0.52 (a)	0.58 (a)	0.33
Net realized and unrealized gain (loss) on investments	13.51		43.85	(17.91)	2.10 (f)	18.67	0.81
Total from investment operations	13.80		44.44	(17.52)	2.62	19.25	1.14
Less distributions from:
Net investment income	(0.61)		(0.47)	(0.55)	(0.68)	(0.33)	(0.34)
Net asset value, end of period	$175.20		$162.01	$118.04	$136.11	$134.17	$115.25
Total return (b)	8.53	%(c)	37.71%	(12.84)%	2.00%	16.77%	0.97%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$494,324		$485,450	$318,299	$475,894	$717,330	$598,914
Ratio of gross expenses to average net assets	0.38	%(d)	0.39%	0.40%	0.40%	0.39%	0.40%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	0.33	%(d)	0.40%	0.31%	0.41%	0.48%	0.29%
Portfolio turnover rate (e)	17	%(c)	40%	24%	30%	27%	41%
	Environmental Services ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$99.41		$104.25	$96.64	$86.02	$69.68	$58.37
Income from investment operations:
Net investment income	0.19	(a)	0.46 (a)	0.46 (a)	0.42 (a)	0.66 (a)	0.63
Net realized and unrealized gain (loss) on investments	32.94		(4.83)	7.47	10.98	16.21	11.36
Total from investment operations	33.13		(4.37)	7.93	11.40	16.87	11.99
Less distributions from:
Net investment income	(0.39)		(0.47)	(0.32)	(0.78)	(0.53)	(0.68)
Net asset value, end of period	$132.15		$99.41	$104.25	$96.64	$86.02	$69.68
Total return (b)	33.37	%(c)	(4.23)%	8.30%	13.36%	24.31%	20.75%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$47,573		$30,816	$36,489	$24,160	$17,204	$17,420
Ratio of gross expenses to average net assets	0.77	%(d)	0.85%	0.81%	0.98%	0.95%	0.93%
Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.34	%(d)	0.47%	0.47%	0.47%	0.86%	1.00%
Portfolio turnover rate (e)	9	%(c)	38%	20%	24%	20%	40%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$39.14		$36.61	$39.76	$42.61	$36.15	$29.82
Income from investment operations:
Net investment income (a)	0.08		0.51	1.07	1.03	1.13	0.94
Net realized and unrealized gain (loss) on investments	14.30		3.25	(3.09)	(2.80)	6.40	6.69
Total from investment operations	14.38		3.76	(2.02)	(1.77)	7.53	7.63
Less distributions from:
Net investment income	(0.22)		(1.23)	(1.13)	(1.08)	(1.07)	(1.30)
Net asset value, end of period	$53.30		$39.14	$36.61	$39.76	$42.61	$36.15
Total return (b)	36.85	%(c)	10.03%	(4.73)%	(4.51)%	21.58%	26.23%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$155,889		$54,793	$23,799	$25,841	$23,436	$19,881
Ratio of gross expenses to average net assets	0.65	%(d)	0.92%	0.94%	0.86%	0.94%	0.93%
Ratio of net expenses to average net assets	0.65	%(d)	0.65%	0.66%	0.66%	0.65%	0.67%
Ratio of net expenses to average net assets excluding interest expense	0.64	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.24	%(d)	1.41%	2.92%	2.24%	2.97%	2.88%
Portfolio turnover rate (e)	11	%(c)	29%	20%	31%	22%	29%
	Pharmaceutical ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$62.08		$56.93	$64.37	$57.75	$57.44	$63.01
Income from investment operations:
Net investment income (a)	0.64		1.06	1.04	1.01	1.18	1.24
Net realized and unrealized gain (loss) on investments	6.75		5.14	(7.37)	6.62	0.26	(5.41)
Total from investment operations	7.39		6.20	(6.33)	7.63	1.44	(4.17)
Less distributions from:
Net investment income	(0.52)		(1.05)	(1.11)	(1.01)	(1.13)	(1.40)
Net asset value, end of period	$68.95		$62.08	$56.93	$64.37	$57.75	$57.44
Total return (b)	11.96	%(c)	11.02%	(9.88)%	13.42%	2.59%	(6.72)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$233,602		$235,149	$141,660	$276,045	$285,190	$231,938
Ratio of gross expenses to average net assets	0.40	%(d)	0.42%	0.43%	0.43%	0.40%	0.41%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.36%	0.36%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.85	%(d)	1.74%	1.77%	1.70%	2.14%	2.04%
Portfolio turnover rate (e)	9	%(c)	18%	21%	18%	40%	25%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Retail ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$148.87		$114.49	$111.44	$81.42	$78.02	$73.57
Income from investment operations:
Net investment income (a)	1.09		1.22	1.31	1.13	1.15	0.93
Net realized and unrealized gain (loss) on investments	16.07		34.25	2.72	30.32	3.64	5.27
Total from investment operations	17.16		35.47	4.03	31.45	4.79	6.20
Less distributions from:
Net investment income	(1.00)		(1.09)	(0.98)	(1.43)	(1.39)	(1.75)
Net asset value, end of period	$165.03		$148.87	$114.49	$111.44	$81.42	$78.02
Total return (b)	11.56	%(c)	31.22%	3.82%	39.01%	6.25%	8.42%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$193,332		$181,852	$71,156	$136,123	$58,746	$118,706
Ratio of gross expenses to average net assets	0.41	%(d)	0.47%	0.48%	0.52%	0.50%	0.43%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.10	%(d)	0.96%	1.25%	1.15%	1.46%	1.22%
Portfolio turnover rate (e)	4	%(c)	12%	9%	16%	17%	9%
	Semiconductor ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$174.43		$119.14	$106.41	$93.34	$69.36	$49.97
Income from investment operations:
Net investment income (a)	1.04		1.88	1.75	1.19	1.10	0.82
Net realized and unrealized gain (loss) on investments	69.35		55.53	12.62	13.28	23.46	19.67
Payment from Adviser	—		—	—	—	—	0.04 (f)
Total from investment operations	70.39		57.41	14.37	14.47	24.56	20.53
Less distributions from:
Net investment income	(1.50)		(2.12)	(1.64)	(1.40)	(0.58)	(1.14)
Net asset value, end of period	$243.32		$174.43	$119.14	$106.41	$93.34	$69.36
Total return (b)	40.47	%(c)	48.60%	14.09%	15.61%	35.63%	41.73%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,443,399		$2,646,265	$1,360,737	$1,215,324	$800,053	$577,130
Ratio of gross expenses to average net assets	0.36	%(d)	0.37%	0.39%	0.39%	0.38%	0.41%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	0.77	%(d)	1.31%	1.68%	1.14%	1.38%	1.45%
Portfolio turnover rate (e)	8	%(c)	14%	19%	23%	22%	53%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	For the year ended September 30, 2016, 0.06% of total return, representing $0.04 per share, consisted of a payment by the Adviser (See Note 3).

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Video Gaming and eSports ETF
				For the
				Period
	For the			October 16,
	Six Months		For the	2018(f)
	Ended		Year Ended	through
	March 31,		September 30,	September 30,
	2021		2020	2019
	(unaudited)
Net asset value, beginning of period	$61.36		$33.74	$30.88
Income from investment operations:
Net investment income (a)	0.07		0.03	0.12
Net realized and unrealized gain (loss) on investments	6.82		27.67	2.75
Total from investment operations	6.89		27.70	2.87
Less distributions from:
Net investment income	(0.08)		(0.08)	(0.01)
Net asset value, end of period	$68.17		$61.36	$33.74
Total return (b)	11.24	%(c)	82.25%	9.31	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$807,794		$521,568	$38,803
Ratio of gross expenses to average net assets	0.53	%(d)	0.58%	0.99	%(d)
Ratio of net expenses to average net assets	0.53	%(d)	0.55%	0.55	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.53	%(d)	0.55%	0.55	%(d)
Ratio of net investment income to average net assets	0.11	%(d)	0.06%	0.38	%(d)
Portfolio turnover rate (e)	15	%(c)	25%	27	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations

See Notes to Financial Statements

22

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
Biotech ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Gaming ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Retail ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.
23

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty
24

based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at March 31, 2021 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2022, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The management fee rates and expense limitations for the period ended March 31, 2021, are as follows:

Fund	Management Fees Rates	Expense Limitations
Biotech ETF	0.35%	0.35%
Environmental Services ETF	0.50	0.55
Gaming ETF	0.50	0.65
Pharmaceutical ETF	0.35	0.35
Retail ETF	0.35	0.35
Semiconductor ETF	0.35	0.35
Video Gaming and eSports ETF	0.50	0.55

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

During the year ended September 30, 2016, the Adviser voluntarily reimbursed the Semiconductor ETF $340,000 for transactional losses. The per share and total return impact to the Fund is reflected in the Financial Highlights.

Note 4—Capital Share Transactions—As of March 31, 2021, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

25

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended March 31, 2021, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Biotech ETF	$84,456,392	$86,418,573	$83,735,178	$113,078,521
Environmental Services ETF	3,413,554	3,283,296	14,897,331	8,820,238
Gaming ETF	13,364,436	9,728,507	73,449,307	—
Pharmaceutical ETF	21,896,874	21,760,375	208,583,685	235,214,628
Retail ETF	8,345,210	9,586,606	15,775,300	22,971,717
Semiconductor ETF	324,922,829	342,560,828	6,318,513,089	4,651,903,833
Video Gaming and eSports ETF	118,818,756	104,583,880	248,458,612	30,306,203

Note 6—Income Taxes—As of March 31, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$440,358,349	$74,619,510	$(20,508,600)	$54,110,910
Environmental Services ETF	38,437,600	9,492,467	(37,017)	9,455,450
Gaming ETF	129,561,569	29,510,275	(2,208,160)	27,302,115
Pharmaceutical ETF	255,721,610	4,130,062	(12,967,731)	(8,837,669)
Retail ETF	159,835,893	33,532,137	(18,303)	33,513,834
Semiconductor ETF	5,227,497,113	339,852,861	(72,073,587)	267,779,274
Video Gaming and eSports ETF	684,378,650	184,459,167	(27,970,423)	156,488,744

The tax character of dividends paid to shareholders during the year ended September 30, 2020 was as follows:

Fund	Ordinary Income
Biotech ETF	$1,250,208
Environmental Services ETF	165,025
Gaming ETF	800,020
Pharmaceutical ETF	3,321,670
Retail ETF	950,056
Semiconductor ETF	19,250,343
Video Gaming and eSports ETF	125,100

The tax character of current year distributions will be determined at the end of the current fiscal year.

26

At September 30, 2020, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Biotech ETF	$(5,870,462)	$(77,202,694)	$(83,073,156)
Environmental Services ETF	(4,230,864)	(9,100,231)	(13,331,095)
Gaming ETF	(3,465,157)	(9,435,437)	(12,900,594)
Pharmaceutical ETF	(3,967,224)	(66,001,401)	(69,968,625)
Retail ETF	(2,692,096)	(7,080,449)	(9,772,545)
Semiconductor ETF	(61,040,390)	(14,778,901)	(75,819,291)
Video Gaming and eSports ETF	(724,941)	(165,171)	(890,112)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any

27

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at March 31, 2021 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Biotech ETF	$23,960,042	$—	$23,603,011	$23,603,011
Environmental Services ETF	656,710	321,788	388,974	710,762
Gaming ETF	17,688,556	1,043,774	17,369,839	18,413,613
Pharmaceutical ETF	29,528,491	13,968,669	16,617,496	30,586,165
Retail ETF	1,965,614	—	2,019,857	2,019,857
Semiconductor ETF	70,142,098	52,710,458	17,277,857	69,988,315
Video Gaming and eSports ETF	83,406,452	33,529,869	49,930,095	83,459,964

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2021:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Environmental Services ETF	$321,788
Gaming ETF	1,043,774
Pharmaceutical ETF	13,968,669
Semiconductor ETF	52,710,458
Video Gaming and eSports ETF	33,529,869

*	Remaining contractual maturity: overnight and continuous
28

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2021, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Biotech ETF	10	$7,187,528	1.43%
Environmental Services ETF	10	249,349	1.45
Pharmaceutical ETF	148	482,748	1.44
Retail ETF	2	208,382	1.45
Semiconductor ETF	61	2,070,457	1.44
Video Gaming and eSports ETF	91	1,019,382	1.43

Outstanding loan balances as of March 31, 2021, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

29

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

March 31, 2021 (unaudited)

VanEck Vectors Morningstar ESG Moat ETF and VanEck Vectors Digital Transformation ETF

At a meeting held on February 24, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Morningstar ESG Moat ETF and VanEck Vectors Digital Transformation ETF (the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Funds’ proposed investment programs, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser would provide under each Investment Management Agreement, including, with respect to the VanEck Vectors Digital Transformation ETF, the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and, with respect to the VanEck Vectors Morningstar ESG Moat ETF, the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the registration statement.

The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to the Funds. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Funds to the Adviser because the Funds have not yet commenced operations. In addition, because the Funds have not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreements are in the best interest of the Funds and the Funds’ shareholders.

30

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2020 to December 31, 2020 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

31

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INDUSSAR

SEMI-ANNUAL REPORT March 31, 2021 (unaudited)

VANECK VECTORS®

Long/Flat Trend ETF	LFEQ®

Morningstar Durable Dividend ETF	DURA®

Morningstar Global Wide Moat ETF	GOAT®

Morningstar International Moat ETF	MOTI®

Morningstar Wide Moat ETF	MOAT®

Real Asset Allocation ETF	RAAX®

Social Sentiment ETF	BUZZ

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2021.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

March 31, 2021 (unaudited)

Dear Fellow Shareholders:

The way we think about the financial markets—since no one knows the future for sure—is to identify potential scenarios. Last year, we said that roaring global growth would push interest rates to 1.5%-2.0% during 2021. This already happened in the first quarter! Now what?

The mainstream, high-probability scenario (“Goldilocks”) is that the rate increases pause and stock markets continue to make new highs. To support this idea of strong-but-tapering growth, the first major country that went through the COVID-19 cycle is now leveling off after its boom. Following some temporary weakness in February, China’s manufacturing PMI (Purchasing Managers’ Index) rose more than expected in March and the services PMI soared, only confirming that the recovery is getting more balanced. For updates on this, please follow Natalia Gurushina’s daily emails or our monthly China updates.

Another scenario is the “Wage Inflation” scenario. I like to distinguish between commodity price inflation and wage inflation. Commodity prices have been rallying strongly since last summer with almost all commodity prices at multi-year highs. But wage inflation is more important for financial markets. Wage inflation is the driver of a longer-lasting inflation and can be hard to extinguish. The level of stimulus from the U.S. Federal Reserve we saw in 2020 was unprecedented, as is the spending planned by the new Biden administration. We may find that we are witnessing a paradigm change in the “environment” of the financial markets and a new “dynamic” compared with the last 10 years. And a burst of commodity price inflation isn’t the concern in this “Wage Inflation” scenario, rather the concern is that investment consequences could endure not only through 2021, but also well into 2022. This, then, is the risk that wage inflation takes off, triggered by super-heated growth and rising rates. After all, the U.S. economy hasn’t seen GDP growth rates like this since the 1950s. My investment colleagues are divided on whether wage inflation is possible in an over-stimulated yet deflationary world. We’ll see in 2022.

The final scenario remains that, with this tremendous stimulus, we expect to see interest rates rise unexpectedly further in the second half of 2021. In fact, I believe there is a chance that 10-year U.S. interest rates can exceed 2.5% by the end of 2021—“Rate Surprise”—and that investors should have this scenario on their radar screens. This could lead to turbulence in financial markets. By definition, bonds will fall further. But again, this may be okay for equities.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended March 31, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Vectors ETF Trust

PS The investing outlook can change suddenly, as it certainly did in 2020. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

April 20, 2021

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2020 to March 31, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2020 – March 31, 2021
Long/Flat Trend ETF
Actual	$1,000.00	$1,189.60	0.55%	$3.00
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
Morningstar Durable Dividend ETF
Actual	$1,000.00	$1,147.10	0.29%	$1.55
Hypothetical**	$1,000.00	$1,023.49	0.29%	$1.46
Morningstar Global Wide Moat ETF
Actual	$1,000.00	$1,175.30	0.52%	$2.82
Hypothetical**	$1,000.00	$1,022.34	0.52%	$2.62
Morningstar International Moat ETF
Actual	$1,000.00	$1,238.10	0.57%	$3.18
Hypothetical**	$1,000.00	$1,022.09	0.57%	$2.87
Morningstar Wide Moat ETF
Actual	$1,000.00	$1,284.90	0.46%	$2.62
Hypothetical**	$1,000.00	$1,022.64	0.46%	$2.32
Real Asset Allocation ETF
Actual	$1,000.00	$1,263.60	0.56%	$3.16
Hypothetical**	$1,000.00	$1,022.14	0.56%	$2.82
Social Sentiment ETF
Actual***	$1,000.00	$965.60	0.75%	$0.57
Hypothetical**	$1,000.00	$1,021.19	0.75%	$3.78
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2021) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
***	Expenses are equal to the Fund’s annualized expense ratio (for the period from March 3, 2021 (commencement of operations) to March 31, 2021) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
2

VANECK VECTORS LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

EXCHANGE TRADED FUND: 99.9% (a) (Cost: $23,399,874)
83,190	Vanguard S&P 500 ETF	$30,306,117
Total Investments: 99.9% (Cost: $23,399,874)		30,306,117
Other assets less liabilities: 0.1%		27,224
NET ASSETS: 100.0%		$30,333,341

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	100.0%	$30,306,117

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$30,306,117	$—	$—	$30,306,117

See Notes to Financial Statements

3

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.5%
Banks: 4.6%
14,093	JPMorgan Chase & Co.	$2,145,377
Capital Goods: 7.8%
4,607	3M Co.	887,677
3,284	Emerson Electric Co.	296,282
1,485	General Dynamics Corp.	269,617
3,024	Honeywell International, Inc.	656,420
274	Hubbell, Inc.	51,208
3,125	Johnson Controls International Plc	186,469
938	L3Harris Technologies, Inc.	190,114
244	Lincoln Electric Holdings, Inc.	29,997
1,811	Lockheed Martin Corp.	669,165
384	MSC Industrial Direct Co.	34,633
752	Northrop Grumman Corp.	243,377
462	Rockwell Automation, Inc.	122,633
		3,637,592
Commercial Services & Supplies: 0.2%
911	Republic Services, Inc.	90,508
Consumer Services: 3.5%
4,438	McDonald’s Corp.	994,733
4,687	Starbucks Corp.	512,149
1,376	Yum! Brands, Inc.	148,856
		1,655,738
Diversified Financials: 1.9%
708	BlackRock, Inc.	533,804
136	Cohen & Steers, Inc.	8,885
814	Federated Investors, Inc.	25,478
2,603	Franklin Resources, Inc.	77,049
1,976	Janus Henderson Group Plc	61,552
1,163	T. Rowe Price Group, Inc.	199,571
		906,339
Food & Staples Retailing: 1.7%
5,667	Walmart, Inc.	769,749
Food, Beverage & Tobacco: 17.0%
32,853	Altria Group, Inc.	1,680,759
3,238	Conagra Brands, Inc.	121,749
5,237	General Mills, Inc.	321,133
772	Hershey Co.	122,100
2,432	Kellogg Co.	153,946
7,662	Mondelez International, Inc.	448,457
10,415	PepsiCo, Inc.	1,473,202
21,312	Philip Morris International, Inc.	1,891,227
30,917	The Coca-Cola Co.	1,629,635
846	The J.M. Smucker Co.	107,044
		7,949,252
Health Care Equipment & Services: 1.8%
6,483	Medtronic Plc	765,837
298	Premier, Inc.	10,087
648	Quest Diagnostics, Inc.	83,164
		859,088
Household & Personal Products: 6.1%
4,986	Colgate-Palmolive Co.	393,046
2,717	Kimberly-Clark Corp.	377,799
15,429	The Procter & Gamble Co.	2,089,549
		2,860,394
Number of Shares		Value

Insurance: 2.0%
2,014	Chubb Ltd.	$318,152
2,009	Marsh & McLennan Cos, Inc.	244,696
1,450	The Allstate Corp.	166,605
1,379	Travelers Cos, Inc.	207,402
		936,855
Materials: 1.6%
1,094	Air Products & Chemicals, Inc.	307,786
15,316	Amcor Plc	178,891
3,593	Newmont Mining Corp.	216,550
844	Valvoline, Inc.	22,003
		725,230
Media & Entertainment: 2.1%
18,449	Comcast Corp.	998,275
Pharmaceuticals, Biotechnology & Life Sciences: 2.2%
4,166	Amgen, Inc.	1,036,542
Pharmaceuticals / Biotechnology: 21.8%
19,813	AbbVie, Inc.	2,144,163
17,097	Bristol-Myers Squibb Co.	1,079,334
13,367	Gilead Sciences, Inc.	863,909
13,695	Johnson & Johnson	2,250,773
21,059	Merck & Co., Inc.	1,623,438
61,021	Pfizer, Inc.	2,210,791
		10,172,408
Semiconductor: 0.2%
1,113	Maxim Integrated Products, Inc.	101,695
Semiconductors & Semiconductor Equipment: 0.5%
1,608	Analog Devices, Inc.	249,369
Software & Services: 0.2%
3,772	The Western Union Co.	93,018
Technology Hardware & Equipment: 3.5%
31,578	Cisco Systems, Inc.	1,632,898
Telecommunication Services: 9.7%
75,324	AT&T, Inc.	2,280,057
473	Cogent Communications Group, Inc.	32,523
38,064	Verizon Communications, Inc.	2,213,422
		4,526,002
Utilities: 11.1%
1,915	Alliant Energy Corp.	103,716
1,628	Ameren Corp.	132,454
4,414	American Electric Power Co., Inc.	373,866
835	Atmos Energy Corp.	82,540
515	Avangrid, Inc.	25,652
3,743	Consolidated Edison, Inc.	279,976
9,633	Dominion Energy, Inc.	731,723
1,583	DTE Energy Co.	210,761
7,805	Duke Energy Corp.	753,417
931	Hawaiian Electric Industries, Inc.	41,364
9,446	NextEra Energy Inc	714,212
2,465	OGE Energy Corp.	79,767
1,159	Pinnacle West Capital Corp.	94,285
770	Portland General Electric Co	36,552
11,648	PPL Corp.	335,928
4,301	Public Service Enterprise Group, Inc.	258,963
11,324	Southern Co.	703,900
2,331	WEC Energy Group, Inc.	218,158
		5,177,234

See Notes to Financial Statements

4

Number of Shares	Value

Total Common Stocks (Cost: $44,229,279)	$46,523,563
Other assets less liabilities: 0.5%	251,236
NET ASSETS: 100.0%	$46,774,799

Summary of Investments by Sector	% of Investments	Value
Communication Services	11.9%	$5,524,277
Consumer Discretionary	3.6	1,655,738
Consumer Staples	24.9	11,579,395
Financials	8.6	3,988,571
Health Care	25.9	12,068,038
Industrials	8.0	3,728,100
Information Technology	4.5	2,076,980
Materials	1.5	725,230
Utilities	11.1	5,177,234
	100.0%	$46,523,563

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$46,523,563	$—	$—	$46,523,563

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

5

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 4.2%
8,280	Australia & New Zealand Banking Group Ltd. #	$178,267
17,103	Brambles Ltd. #	138,346
8,189	National Australia Bank Ltd. #	162,693
7,663	Westpac Banking Corp. #	142,534
		621,840
Belgium: 1.0%
2,300	Anheuser-Busch InBev SA/NV #	144,905
Canada: 4.2%
3,273	Royal Bank of Canada	301,740
4,849	Toronto-Dominion Bank	316,206
		617,946
China / Hong Kong: 7.1%
9,000	Alibaba Group Holding Ltd. * #	255,702
994	Baidu, Inc. (ADR) *	216,245
3,600	Tencent Holdings Ltd. #	287,294
4,848	Yum China Holdings, Inc. (USD)	287,050
		1,046,291
Denmark: 1.0%
2,048	Novo Nordisk AS #	138,335
France: 0.9%
1,363	Sanofi SA #	135,078
Germany: 4.2%
1,725	Deutsche Boerse AG #	286,610
7,875	GEA Group AG #	323,715
		610,325
Japan: 3.1%
1,600	Hoshizaki Corp. #	143,363
6,700	Nabtesco Corp. #	307,204
		450,567
Sweden: 1.9%
20,933	Elekta AB † #	272,086
Switzerland: 6.0%
1,657	Cie Financiere Richemont SA #	159,787
4,684	Julius Baer Group Ltd. #	300,596
1,729	Novartis AG #	148,424
851	Roche Holding AG #	276,847
		885,654
Taiwan: 1.0%

7,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	147,414
United Kingdom: 4.7%
2,780	AstraZeneca Plc #	277,689
3,258	Reckitt Benckiser Group Plc #	291,857
2,263	Unilever Plc #	126,376
		695,922
Number of Shares		Value

United States: 60.6%
800	3M Co.	$154,144
333	Adobe Systems, Inc. *	158,298
150	Alphabet, Inc. *	309,378
3,017	Altria Group, Inc.	154,350
91	Amazon.com, Inc. *	281,561
1,290	Applied Materials, Inc.	172,344
1,027	Aspen Technology, Inc. *	148,227
1,154	Berkshire Hathaway, Inc. *	294,812
200	BlackRock, Inc.	150,792
4,600	Bristol-Myers Squibb Co.	290,398
1,846	Cerner Corp.	132,690
1,965	Cheniere Energy, Inc. *	141,500
2,749	Comcast Corp.	148,748
4,400	Compass Minerals International, Inc.	275,968
671	Constellation Brands, Inc.	152,988
6,698	Corteva, Inc.	312,261
1,760	Dominion Energy, Inc.	133,690
3,383	Emerson Electric Co.	305,214
843	Equifax, Inc.	152,693
1,048	Facebook, Inc. *	308,667
843	General Dynamics Corp.	153,055
1,128	Guidewire Software, Inc. *	114,639
2,336	Intel Corp.	149,504
2,161	Kellogg Co.	136,791
280	Lam Research Corp.	166,667
5,132	Masco Corp.	307,407
1,317	McDonald’s Corp.	295,192
2,440	Medtronic Plc	288,237
1,029	Microchip Technology, Inc.	159,721
1,271	Microsoft Corp.	299,664
7,768	Pfizer, Inc.	281,435
3,499	Philip Morris International, Inc.	310,501
1,439	Polaris Industries, Inc.	192,107
700	Roper Industries, Inc.	282,338
1,248	Salesforce.com, Inc. *	264,414
307	ServiceNow, Inc. *	153,534
3,168	The Bank of New York Mellon Corp.	149,815
2,677	The Coca-Cola Co.	141,105
5,911	The Western Union Co.	145,765
363	Tyler Technologies, Inc. *	154,104
1,079	Veeva Systems, Inc. *	281,878
1,833	Zimmer Biomet Holdings, Inc.	293,427
		8,900,023
Total Common Stocks: 99.9% (Cost: $11,996,964)		14,666,386
Other assets less liabilities: 0.1%		19,696
NET ASSETS: 100.0%		$14,686,082

See Notes to Financial Statements

6

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $258,477.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,645,122 which represents 31.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.7%	$1,270,332
Consumer Discretionary	10.0	1,471,399
Consumer Staples	9.9	1,458,873
Energy	1.0	141,500
Financials	15.6	2,284,065
Health Care	19.2	2,816,524
Industrials	15.5	2,267,479
Information Technology	15.2	2,234,295
Materials	4.0	588,229
Utilities	0.9	133,690
	100.0%	$14,666,386

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$621,840	$—	$621,840
Belgium	—	144,905	—	144,905
Canada	617,946	—	—	617,946
China / Hong Kong	503,295	542,996	—	1,046,291
Denmark	—	138,335	—	138,335
France	—	135,078	—	135,078
Germany	—	610,325	—	610,325
Japan	—	450,567	—	450,567
Sweden	—	272,086	—	272,086
Switzerland	—	885,654	—	885,654
Taiwan	—	147,414	—	147,414
United Kingdom	—	695,922	—	695,922
United States	8,900,023	—	—	8,900,023
Total	$10,021,264	$4,645,122	$—	$14,666,386

See Notes to Financial Statements

7

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.2%
Australia: 10.8%
88,471	Brambles Ltd. #	$715,639
59,339	Computershare Ltd. #	682,767
6,744	Computershare Ltd. * #	77,254
88,829	Crown Resorts Ltd. † #	798,464
352,378	Link Administration Holdings Ltd. #	1,383,704
142,011	Pendal Group Ltd. † #	704,765
27,426	Perpetual Ltd. #	692,371
560,598	Telstra Corp. Ltd. #	1,455,599
41,898	Westpac Banking Corp. #	779,312
		7,289,875
Belgium: 1.0%
10,708	Anheuser-Busch InBev SA/NV #	674,627
Canada: 2.5%
61,998	Comeco Corp. †	1,027,997
12,564	Nutrien Ltd.	676,758
		1,704,755
China / Hong Kong: 22.7%
23,000	Alibaba Group Holding Ltd. * #	653,460
158,800	Anhui Conch Cement Co. Ltd. #	1,242,171
4,471	Baidu, Inc. (ADR) *	972,666
1,758,000	Bank of China Ltd. #	670,530
375,000	BOC Hong Kong Holdings Ltd. #	1,311,838
792,000	China Construction Bank Corp. #	667,560
325,500	China East Education Holdings Ltd. Reg S 144A † #	710,192
346,200	China Gas Holdings Ltd. #	1,421,322
1,496,000	China Yuhua Education Corp. Ltd. Reg S 144A † #	1,176,133
1,245,771	Daqin Railway Co. Ltd. #	1,332,262
979,000	Industrial & Commercial Bank of China Ltd. #	704,163
37,699	New Oriental Education & Technology Group, Inc. (ADR)	527,786
373,200	Shanghai Pharmaceuticals Holding Co. Ltd. #	733,516
90,500	Sun Hung Kai Properties Ltd. #	1,370,276
8,870	TAL Education Group (ADR) *	477,650
18,501	Trip.com Group Ltd. (ADR) *	733,195
11,164	Yum China Holdings, Inc. (USD)	661,020
		15,365,740
Denmark: 2.0%
71,824	Danske Bank A/S #	1,346,889
France: 6.1%
597	Dassault Aviation SA * #	665,368
13,640	Publicis Groupe SA #	833,642
13,168	Sanofi SA #	1,304,993
6,742	Thales SA #	670,623
8,701	Ubisoft Entertainment SA * #	662,791
		4,137,417
Germany: 6.1%
14,109	Bayerische Motoren Werke AG #	1,467,429
9,455	Continental AG #	1,254,375
6,710	Just Eat Takeaway.com NV Reg S 144A * † #	618,795
8,062	KION Group AG #	798,337
		4,138,936
Number of Shares		Value

Japan: 9.3%
47,000	Calbee, Inc. † #	$1,200,527
30,600	Japan Tobacco, Inc. #	589,035
42,800	KDDI Corp. #	1,321,383
34,100	Kirin Holdings Co. Ltd. #	655,647
19,200	MEIJI Holdings Co. Ltd. † #	1,237,185
35,700	Takeda Pharmaceutical Co. Ltd. #	1,303,991
		6,307,768
Macao: 2.0%
1,045,000	SJM Holdings Ltd. (HKD) #	1,371,277
Mexico: 0.8%
828,500	America Movil SAB de CV	565,277
Netherlands: 2.0%
54,990	ING Groep NV #	673,141
207,896	Koninklijke KPN NV #	706,756
		1,379,897
Singapore: 4.3%
436,000	CapitaLand Integrated Commercial Trust #	706,330
266,000	CapitaLand Ltd. #	746,197
357,300	Keppel DC REIT #	718,365
82,562	Oversea-Chinese Banking Corp. Ltd. #	723,196
		2,894,088
South Korea: 2.2%
5,984	SK Telecom Co. Ltd. #	1,459,158
Spain: 0.9%
122,374	Banco Bilbao Vizcaya Argentaria SA #	639,124
Sweden: 3.7%
45,746	Elekta AB † #	594,604
61,003	Svenska Handelsbanken AB † #	664,481
69,948	Swedbank AB #	1,235,741
		2,494,826
Switzerland: 6.6%
7,454	Cie Financiere Richemont SA #	718,800
98,052	Credit Suisse Group AG #	1,041,736
10,729	Julius Baer Group Ltd. #	688,534
3,897	Roche Holding AG #	1,267,772
2,509	The Swatch Group AG #	725,508
		4,442,350
Taiwan: 2.0%
32,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	673,894
50,000	Win Semiconductors Corp. #	690,463
		1,364,357
United Kingdom: 11.0%
17,636	British American Tobacco Plc #	670,888
478,153	ConvaTec Group Plc Reg S 144A	1,293,687
69,767	Imperial Brands Plc #	1,431,429
14,312	Schroders Plc #	691,062
31,812	Smiths Group Plc #	674,457
415,600	Swire Properties Ltd. (HKD) #	1,289,961
376,493	Vodafone Group Plc #	687,111
53,386	WPP Plc #	680,866
		7,419,461

See Notes to Financial Statements

8

Number of Shares		Value

United States: 3.2%
814,800	MGM China Holdings Ltd. (HKD) † #	$1,448,739
138,000	Sands China Ltd. (HKD) * #	691,641
		2,140,380
Total Common Stocks (Cost: $60,166,811)		67,136,202
PREFERRED STOCKS: 1.0%
Germany: 1.0% (Cost: $545,475)
5,757	Henkel AG & Co. KGaA, 1.93% #	648,715
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $60,712,286)		67,784,917
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $792,402)
Money Market Fund: 1.2%
792,402	State Street Navigator Securities Lending Government Money Market Portfolio	$792,402

Total Investments: 101.4% (Cost: $61,504,688)		68,577,319
Liabilities in excess of other assets: (1.4)%		(929,758)
NET ASSETS: 100.0%		$67,647,561

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,178,097.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $60,848,881 which represents 89.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,798,807, or 5.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	13.8%	$9,345,249
Consumer Discretionary	20.7	14,034,464
Consumer Staples	10.5	7,108,053
Energy	1.5	1,027,997
Financials	19.5	13,234,443
Health Care	9.6	6,498,563
Industrials	7.2	4,856,686
Information Technology	5.2	3,508,082
Materials	2.8	1,918,929
Real Estate	7.1	4,831,129
Utilities	2.1	1,421,322
	100.0%	$67,784,917

See Notes to Financial Statements

9

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$7,289,875	$—	$7,289,875
Belgium	—	674,627	—	674,627
Canada	1,704,755	—	—	1,704,755
China / Hong Kong	3,372,317	11,993,423	—	15,365,740
Denmark	—	1,346,889	—	1,346,889
France	—	4,137,417	—	4,137,417
Germany	—	4,138,936	—	4,138,936
Japan	—	6,307,768	—	6,307,768
Macao	—	1,371,277	—	1,371,277
Mexico	565,277	—	—	565,277
Netherlands	—	1,379,897	—	1,379,897
Singapore	—	2,894,088	—	2,894,088
South Korea	—	1,459,158	—	1,459,158
Spain	—	639,124	—	639,124
Sweden	—	2,494,826	—	2,494,826
Switzerland	—	4,442,350	—	4,442,350
Taiwan	—	1,364,357	—	1,364,357
United Kingdom	1,293,687	6,125,774	—	7,419,461
United States	—	2,140,380	—	2,140,380
Preferred Stocks*	—	648,715	—	648,715
Money Market Fund	792,402	—	—	792,402
Total	$7,728,438	$60,848,881	$—	$68,577,319

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

10

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Banks: 5.8%
2,015,844	Bank of America Corp.	$77,993,004
1,313,733	US Bancorp	72,662,572
3,669,186	Wells Fargo & Co.	143,355,097
		294,010,673
Capital Goods: 15.3%
526,508	Boeing Co. *	134,112,118
687,712	Emerson Electric Co.	62,045,377
745,920	General Dynamics Corp.	135,429,235
340,589	Lockheed Martin Corp.	125,847,635
398,062	Northrop Grumman Corp.	128,828,786
1,615,383	Raytheon Technologies Corp.	124,820,644
163,384	Roper Industries, Inc.	65,899,303
		776,983,098
Consumer Services: 1.1%
261,052	McDonald’s Corp.	58,512,195
Diversified Financials: 6.6%
486,922	Berkshire Hathaway, Inc. *	124,393,963
86,589	BlackRock, Inc.	65,284,642
1,451,073	The Bank of New York Mellon Corp.	68,621,242
1,163,721	The Charles Schwab Corp.	75,851,335
		334,151,182
Energy: 2.6%
1,853,725	Cheniere Energy, Inc. *	133,486,737
Food, Beverage & Tobacco: 11.4%
2,733,861	Altria Group, Inc.	139,864,329
553,567	Constellation Brands, Inc.	126,213,276
1,944,253	Kellogg Co.	123,071,215
1,476,416	Philip Morris International, Inc.	131,017,156
1,100,122	The Coca-Cola Co.	57,987,431
		578,153,407
Health Care Equipment & Services: 8.4%
1,649,030	Cerner Corp.	118,532,276
1,030,835	Medtronic Plc	121,772,539
251,709	Veeva Systems, Inc. *	65,756,459
773,943	Zimmer Biomet Holdings, Inc.	123,892,795
		429,954,069
Materials: 4.9%
1,858,217	Compass Minerals International, Inc. ‡	116,547,370
2,823,414	Corteva, Inc.	131,627,561
		248,174,931
Number of Shares		Value

Media & Entertainment: 6.9%
63,333	Alphabet, Inc. *	$130,625,579
1,129,903	Comcast Corp.	61,139,051
238,119	Facebook, Inc. *	70,133,189
1,643,492	John Wiley & Sons, Inc.	89,077,266
		350,975,085
Pharmaceuticals, Biotechnology & Life Sciences: 12.2%
476,553	Biogen, Inc. *	133,315,702
1,944,938	Bristol-Myers Squibb Co.	122,783,936
1,922,609	Gilead Sciences, Inc.	124,258,220
1,549,862	Merck & Co., Inc.	119,478,862
3,287,561	Pfizer, Inc.	119,108,335
		618,945,055
Retailing: 4.8%
38,541	Amazon.com, Inc. *	119,248,937
1,139,514	Yum! Brands, Inc.	123,272,625
		242,521,562
Semiconductors & Semiconductor Equipment: 2.7%
2,187,343	Intel Corp.	139,989,952

Software & Services: 14.9%
144,333	Adobe Systems, Inc. *	68,611,578
844,882	Aspen Technology, Inc. *	121,941,819
1,902,745	Blackbaud, Inc. *	135,247,115
623,719	Guidewire Software, Inc. *	63,388,562
271,376	Microsoft Corp.	63,982,320
528,524	Salesforce.com, Inc. *	111,978,380
133,058	ServiceNow, Inc. *	66,543,636
2,516,247	The Western Union Co.	62,050,651
157,370	Tyler Technologies, Inc. *	66,808,286
		760,552,347
Utilities: 2.4%
1,584,807	Dominion Energy, Inc.	120,381,940
Total Common Stocks (Cost: $4,445,734,266)		5,086,792,233
Other assets less liabilities: 0.0%		1,168,979
NET ASSETS: 100.0%		$5,087,961,212

Footnotes:

‡	Affiliated issuer - as defined under the Investment Company Act of 1940.
*	Non-income producing

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2021 is set forth below:

Affiliates	Value 09/30/20		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21
Compass Minerals International, Inc.	$—	(a)	$50,748,939	$(34,233,728)	$(660,912)	$2,464,285	$4,532,183	$116,547,370

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

See Notes to Financial Statements

11

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.9%	$350,975,085
Consumer Discretionary	5.9	301,033,757
Consumer Staples	11.4	578,153,407
Energy	2.6	133,486,737
Financials	12.3	628,161,855
Health Care	20.6	1,048,899,124
Industrials	15.3	776,983,098
Information Technology	17.7	900,542,299
Materials	4.9	248,174,931
Utilities	2.4	120,381,940
	100.0%	$5,086,792,233

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$5,086,792,233	$—	$—	$5,086,792,233

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

12

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

EXCHANGE TRADED FUNDS: 94.8% (a)
8,209	Energy Select Sector SPDR Fund	$402,733
103,856	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF †	1,789,958
9,633	iShares Global Infrastructure ETF †	434,159
15,094	iShares Gold Trust *	245,428
5,620	iShares MSCI Global Metals & Mining Producers ETF †	236,771
14,463	SPDR Gold MiniShares Trust *	245,871
58,636	VanEck Merk Gold Shares *	975,117
5,324	VanEck Vectors Agribusiness ETF ‡ †	466,968
10,229	VanEck Vectors Energy Income ETF ‡	499,996
12,044	VanEck Vectors Gold Miners ETF ‡	391,430
4,329	VanEck Vectors Low Carbon Energy ETF ‡ †	680,307
1,490	VanEck Vectors Oil Services ETF ‡	284,799
4,646	VanEck Vectors Steel ETF ‡	259,247
2,877	VanEck Vectors Unconventional Oil & Gas ETF ‡	312,637
14,216	Vanguard Real Estate ETF	1,305,882
Total Exchange Traded Funds (Cost: $8,040,690)		8,531,303
Number of Shares		Value

Investment Trust: 5.0% (Cost: $328,239)
9,045	Grayscale Bitcoin Trust BTC *	$452,612
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $8,368,929)		8,983,915
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.1% (Cost: $546,134)
Money Market Fund: 6.1%
546,134	State Street Navigator Securities Lending Government Money Market Portfolio	546,134
Total Investments: 105.9% (Cost: $8,915,063)		9,530,049
Liabilities in excess of other assets: (5.9)%		(530,635)
NET ASSETS: 100.0%		$8,999,414

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $581,304.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2021 is set forth below:

Affiliates	Value 09/30/20	Purchases	Sales Proceeds	Realized Gain (Loss)		Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21
VanEck Vectors Agribusiness ETF	$659,441	$998,707	$(1,329,368)	$133,250		$3,288	$4,938	$466,968
VanEck Vectors Coal ETF	349,211	—	(391,053)	60,691		—	(18,849)	—
VanEck Vectors Energy Income ETF	404,867	726,717	(800,348)	81,597	*	5,837	93,703 **	499,996
VanEck Vectors Gold Miners ETF	473,870	731,841	(697,904)	(39,341)		3,812	(77,036)	391,430
VanEck Vectors Low Carbon Energy ETF	437,983	1,283,130	(1,033,158)	151,075		431	(158,723)	680,307
VanEck Vectors Oil Services ETF	244,277	455,766	(624,878)	121,686		1,785	87,948	284,799
VanEck Vectors Steel ETF	341,239	505,926	(745,541)	114,263		10,835	43,360	259,247
VanEck Vectors Unconventional Oil & Gas ETF	265,145	443,816	(638,648)	129,058		2,205	113,266	312,637
	$3,176,033	$5,145,903	$(6,260,898)	$752,279		$28,193	$88,607	$2,895,384

*	Includes Return of Capital distribution reclassification of $3,706.
**	Includes Return of Capital distribution reclassification of $2,834.

See Notes to Financial Statements

13

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agribusiness	5.2%	$466,968
Diversified Commodities Futures	19.9	1,789,958
Energy	5.6	499,996
Energy Equities	4.5	402,733
Financial	5.0	452,612
Global Metals and Mining	2.6	236,771
Gold Bullion	16.3	1,466,416
Gold Mining	4.4	391,430
Low Carbon Energy	7.6	680,307
Oil Services	3.2	284,799
Steel	2.9	259,247
Unconventional Oil & Gas	3.5	312,637
US Real Estate Investment Trusts	14.5	1,305,882
Utilities	4.8	434,159
	100.0%	$8,983,915

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$8,531,303	$—	$—	$8,531,303
Investment Trust	452,612	—	—	452,612
Money Market Fund	546,134	—	—	546,134
Total	$9,530,049	$—	$—	$9,530,049

See Notes to Financial Statements

14

VANECK VECTORS SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Automobiles & Components: 5.8%
573,181	Ford Motor Co. *	$7,021,467
49,301	General Motors Co. *	2,832,835
15,919	Tesla, Inc. *	10,632,778
		20,487,080
Banks: 2.3%
66,776	Bank of America Corp.	2,583,563
22,305	JPMorgan Chase & Co.	3,395,490
58,062	Wells Fargo & Co.	2,268,482
		8,247,535
Capital Goods: 11.6%
44,191	Boeing Co. *	11,256,332
640,883	General Electric Co.	8,414,794
229,531	Nikola Corp. *	3,188,186
231,267	Plug Power, Inc. *	8,288,609
331,697	Virgin Galactic Holdings, Inc. *	10,159,879
		41,307,800
Consumer Durables & Apparel: 1.2%
39,552	Peloton Interactive, Inc. *	4,447,227
Consumer Services: 6.2%
191,436	Carnival Corp. *	5,080,711
155,505	DraftKings, Inc. *	9,537,122
27,685	Hyatt Hotels Corp. *	2,289,550
72,917	Norwegian Cruise Line Holdings Ltd. *	2,011,780
30,417	Penn National Gaming, Inc. *	3,188,918
		22,108,081
Diversified Financials: 1.7%
9,767	Goldman Sachs Group, Inc.	3,193,809
36,241	Morgan Stanley	2,814,476
		6,008,285
Energy: 2.4%
71,426	Exxon Mobil Corp.	3,987,714
231,466	Marathon Oil Corp.	2,472,057
75,999	Occidental Petroleum Corp.	2,023,093
		8,482,864
Food & Staples Retailing: 2.7%
9,996	Costco Wholesale Corp.	3,523,390
45,720	Walmart, Inc.	6,210,148
		9,733,538
Food, Beverage & Tobacco: 1.5%
24,702	Beyond Meat, Inc. *	3,214,224
39,721	The Coca-Cola Co.	2,093,694
		5,307,918
Health Care Equipment & Services: 1.8%
32,205	CVS Caremark Corp.	2,422,782
21,240	Teladoc Health, Inc. *	3,860,370
		6,283,152
Household & Personal Products: 0.5%
214,042	Coty, Inc. *	1,928,518
Materials: 2.8%
324,910	Barrick Gold Corp.	6,433,218
171,433	Cleveland-Cliffs, Inc. *	3,447,518
		9,880,736
Number of Shares		Value

Media & Entertainment: 14.1%
1,464	Alphabet, Inc. *	$3,019,529
31,144	Facebook, Inc. *	9,172,842
5,439	Netflix, Inc. *	2,837,309
54,262	Pinterest ,Inc. *	4,017,016
19,201	Roku, Inc. *	6,255,110
75,725	Snap, Inc. *	3,959,660
56,605	The Walt Disney Co. *	10,444,755
132,551	Twitter, Inc. *	8,434,220
199,605	Zynga, Inc. *	2,037,967
		50,178,408
Pharmaceuticals, Biotechnology & Life Sciences: 10.7%
171,897	Bausch Health Cos, Inc. *	5,456,011
19,777	CRISPR Therapeutics AG *	2,409,827
30,722	Johnson & Johnson	5,049,161
40,355	Moderna, Inc. *	5,284,487
53,146	Novavax, Inc. *	9,635,901
185,981	Pfizer, Inc.	6,738,092
26,209	Sarepta Therapeutics, Inc. *	1,953,357
35,483	TG Therapeutics, Inc. *	1,710,281
		38,237,117
Retailing: 4.5%
3,582	Amazon.com, Inc. *	11,082,995
11,040	Etsy, Inc. *	2,226,437
13,841	Target Corp.	2,741,487
		16,050,919
Semiconductors & Semiconductor Equipment: 7.9%
137,140	Advanced Micro Devices, Inc. *	10,765,490
16,044	Enphase Energy, Inc. *	2,601,695
30,988	Micron Technology, Inc. *	2,733,451
18,567	NVIDIA Corp.	9,913,478
15,015	Qualcomm, Inc.	1,990,839
		28,004,953
Software & Services: 14.1%
45,522	Cloudflare, Inc. *	3,198,376
43,361	Digital Turbine, Inc. *	3,484,490
91,077	Dropbox, Inc. *	2,428,113
59,093	Fastly, Inc. *	3,975,777
18,558	Microsoft Corp.	4,375,420
17,968	PayPal Holdings, Inc. *	4,363,349
14,273	Salesforce.com, Inc. *	3,024,021
3,647	Shopify, Inc. *	4,035,405
46,086	Square, Inc. *	10,463,826
3,409	Trade Desk, Inc. *	2,221,509
5,700	Twilio, Inc. *	1,942,332
21,031	Zoom Video Communications, Inc. *	6,757,050
		50,269,668
Technology Hardware & Equipment: 3.8%
91,307	Apple, Inc.	11,153,150
30,019	Seagate Technology Plc	2,303,958
		13,457,108
Telecommunication Services: 1.8%
130,267	AT&T, Inc.	3,943,182
41,676	Verizon Communications, Inc.	2,423,459
		6,366,641

See Notes to Financial Statements

15

VANECK VECTORS SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Transportation: 2.7%
179,387	American Airlines Group, Inc. *	$4,287,349
61,503	Uber Technologies, Inc. *	3,352,529
35,170	United Continental Holdings, Inc. *	2,023,682
		9,663,560
Total Common Stocks (Cost: $358,958,810)		356,451,108
Liabilities in excess of other assets: (0.1)%		(418,084)
NET ASSETS: 100.0%		$356,033,024

Footnotes:
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	15.9%	$56,545,049
Consumer Discretionary	17.7	63,093,307
Consumer Staples	4.7	16,969,974
Energy	2.4	8,482,864
Financials	4.0	14,255,820
Health Care	12.5	44,520,269
Industrials	14.3	50,971,360
Information Technology	25.7	91,731,729
Materials	2.8	9,880,736
	100.0%	$356,451,108

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$356,451,108	$—	$—	$356,451,108

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

16

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2021 (unaudited)

	Long/Flat Trend ETF	Morningstar Durable Dividend ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF

Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$30,306,117	$46,523,563	$14,666,386	$67,784,917
Affiliated issuers (3)	—	—	—	—
Short-term investments held as collateral for securities loaned (4)	—	—	—	792,402
Cash	77,994	—	33,209	50
Cash denominated in foreign currency, at value (5)	—	—	11	53,373
Receivables:
Investment securities sold	—	267,125	—	107,444
Shares of beneficial interest sold	—	—	—	—
Due from Adviser	—	—	4,487	—
Dividends and interest	—	123,689	21,923	335,308
Prepaid expenses	703	557	472	1,196
Total assets	30,384,814	46,914,934	14,726,488	69,074,690

Liabilities:
Payables:
Investment securities purchased	—	—	—	177,248
Collateral for securities loaned	—	—	—	792,402
Line of credit	—	102,836	—	400,698
Shares of beneficial interest redeemed	—	—	—	—
Due to Adviser	4,982	522	—	16,411
Due to custodian	—	—	—	—
Deferred Trustee fees	1,084	572	193	1,944
Accrued expenses	45,407	36,205	40,213	38,426
Total liabilities	51,473	140,135	40,406	1,427,129
NET ASSETS	$30,333,341	$46,774,799	$14,686,082	$67,647,561
Shares outstanding	825,000	1,550,000	400,000	1,900,000
Net asset value, redemption and offering price per share	$36.77	$30.18	$36.72	$35.60

Net Assets consist of:
Aggregate paid in capital	$25,033,447	$45,418,516	$11,399,580	$68,613,920
Total distributable earnings (loss)	5,299,894	1,356,283	3,286,502	(966,359)
NET ASSETS	$30,333,341	$46,774,799	$14,686,082	$67,647,561
(1) Value of securities on loan	$—	$—	$258,477	$5,178,097
(2) Cost of investments—Unaffiliated issuers	$23,399,874	$44,229,279	$11,996,964	$60,712,286
(3) Cost of investments—Affiliated issuers	$—	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$—	$—	$—	$792,402
(5) Cost of cash denominated in foreign currency	$—	$—	$11	$53,206

(a)	Represents consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements

18

Morningstar Wide Moat ETF	Real Asset Allocation ETF (a)	Social Sentiment ETF

$4,970,244,863	$6,088,531	$356,451,108
116,547,370	2,895,384	—
—	546,134	—
389	18,608	—
—	—	—
—	—	2,367,850
38,038,859	—	—
—	5,569	—
7,843,904	17,158	61,123
20,790	554	—
5,132,696,175	9,571,938	358,880,081

38,024,074	—	—
—	546,134	—
4,669,762	—	—
—	—	2,364,364
1,871,853	—	204,081
—	—	278,612
119,829	409	—
49,445	25,981	—
44,734,963	572,524	2,847,057
$5,087,961,212	$8,999,414	$356,033,024
73,550,000	375,000	14,750,001
$69.18	$24.00	$24.14

$4,343,043,662	$16,686,668	$355,449,973
744,917,550	(7,687,254)	583,051
$5,087,961,212	$8,999,414	$356,033,024
$—	$581,304	$—
$4,344,179,615	$5,586,920	$358,958,810
$101,554,651	$2,782,009	$—
$—	$546,134	$—
$—	$—	$—

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2021 (unaudited)

	Long/Flat Trend ETF	Morningstar Durable Dividend ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF

Income:
Dividends—unaffiliated issuers	$227,363	$787,856	$139,952	$812,608
Dividends—affiliated issuers	—	—	—	—
Interest	37	—	37	15
Securities lending income	2	1,344	299	11,385
Foreign taxes withheld	—	—	(4,681)	(61,820)
Total income	227,402	789,200	135,607	762,188

Expenses:
Management fees	76,442	56,648	29,020	148,311
Professional fees	32,297	29,108	29,639	33,329
Custody and accounting fees	11,365	13,667	20,241	25,301
Reports to shareholders	8,096	5,019	4,032	5,706
IOPV fees	1,110	1,045	1,045	1,255
Trustees’ fees and expenses	491	276	84	648
Registration fees	906	1,956	1,411	1,376
Insurance	967	919	885	1,853
Interest	113	718	26	2,407
Other	709	525	2,036	1,441
Total expenses	132,496	109,881	88,419	221,627
Waiver of management fees	(48,297)	(52,516)	(29,020)	(53,111)
Expenses assumed by the Adviser	—	—	(25,839)	—
Net expenses	84,199	57,365	33,560	168,516
Net investment income (loss)	143,203	731,835	102,047	593,672

Net realized gain (loss) on:
Investments—unaffiliated issuers	54,124	(297,754)	579,119	2,664,363
Investments—affiliated issuers	—	—	—	—
In-kind redemptions—unaffiliated issuers	1,338,476	2,969,859	—	—
In-kind redemptions—affiliated issuers	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(3)	(10,882)
Net realized gain	1,392,600	2,672,105	579,116	2,653,481

Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated issuers	3,795,056	1,970,518	1,319,112	9,002,737
Investments—affiliated issuers	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(49)	(3,725)
Net change in unrealized appreciation (depreciation)	3,795,056	1,970,518	1,319,063	8,999,012
Net Increase in Net Assets Resulting from Operations	$5,330,859	$5,374,458	$2,000,226	$12,246,165

(a)	Represents consolidated Statement of Operations.
(b)	For the period from March 3, 2021 (commencement of operations) through March 31, 2021.

See Notes to Financial Statements

20

Morningstar Wide Moat ETF	Real Asset Allocation ETF (a)	Social Sentiment ETF (b)

$40,653,287	$35,336	$78,377
2,464,285	28,193	—
1,547	48	—
1,962	11,787	—
—	—	—
43,121,081	75,364	78,377

9,311,049	25,897	204,081
42,097	31,464	—
5,241	11,582	—
81,243	4,293	—
1,255	1,044	—
32,798	217	—
28,602	1,512	—
17,546	914	—
15,863	716	—
35,113	674	—
9,570,807	78,313	204,081
—	(25,897)	—
—	(23,210)	—
9,570,807	29,206	204,081
33,550,274	46,158	(125,704)

(13,700,336)	442,687	(2,310,268)
(948,938)	73,443	—
437,970,770	902,536	5,526,725
288,026	678,836	—

—	—	—
423,609,522	2,097,502	3,216,457

548,859,966	(237,761)	(2,507,702)
4,532,183	88,607	—

—	—	—
553,392,149	(149,154)	(2,507,702)
$1,010,551,945	$1,994,506	$583,051

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long/Flat Trend ETF		Morningstar Durable Dividend ETF
	Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	(unaudited)		(unaudited)

Operations:
Net investment income	$143,203	$715,794	$731,835	$943,919
Net realized gain (loss)	1,392,600	(675,324)	2,672,105	(1,506,494)
Net change in unrealized appreciation (depreciation)	3,795,056	(1,380,712)	1,970,518	253,694
Net increase (decrease) in net assets resulting from operations	5,330,859	(1,340,242)	5,374,458	(308,881)

Distributions to shareholders:
From distributable earnings	(625,013)	(1,000,040)	(653,385)	(991,310)

Share transactions:**
Proceeds from sale of shares	—	18,877,077	23,187,514	33,663,334
Cost of shares redeemed	(5,921,303)	(50,838,556)	(13,935,182)	(17,916,809)
Increase (decrease) in net assets resulting from share transactions	(5,921,303)	(31,961,479)	9,252,332	15,746,525
Total increase (decrease) in net assets	(1,215,457)	(34,301,761)	13,973,405	14,446,334
Net Assets, beginning of period	31,548,798	65,850,559	32,801,394	18,355,060
Net Assets, end of period	$30,333,341	$31,548,798	$46,774,799	$32,801,394

** Shares of Common Stock Issued (no par value)
Shares sold	—	650,000	800,000	1,250,000
Shares redeemed	(175,000)	(2,000,000)	(475,000)	(675,000)
Net increase (decrease)	(175,000)	(1,350,000)	325,000	575,000

See Notes to Financial Statements

22

Morningstar Global Wide Moat ETF		Morningstar International Moat ETF		Morningstar Wide Moat ETF
Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020
(unaudited)		(unaudited)		(unaudited)

$102,047	$122,187	$593,672	$1,341,877	$33,550,274	$55,436,421
579,116	207,702	2,653,481	(5,136,388)	423,609,522	250,211,385
1,319,063	908,233	8,999,012	2,152,119	553,392,149	(32,450,558)
2,000,226	1,238,122	12,246,165	(1,642,392)	1,010,551,945	273,197,248

(360,080)	(181,250)	(1,260,000)	(2,750,000)	(58,997,340)	(43,002,000)

3,393,601	2,802,272	5,245,019	7,963,287	1,975,588,966	2,395,475,138
—	—	—	(34,704,740)	(1,237,149,505)	(1,714,078,307)

3,393,601	2,802,272	5,245,019	(26,741,453)	738,439,461	681,396,831
5,033,747	3,859,144	16,231,184	(31,133,845)	1,689,994,066	911,592,079
9,652,335	5,793,191	51,416,377	82,550,222	3,397,967,146	2,486,375,067
$14,686,082	$9,652,335	$67,647,561	$51,416,377	$5,087,961,212	$3,397,967,146

100,000	100,000	150,000	250,000	30,100,000	45,150,000
—	—	—	(1,200,000)	(18,750,000)	(32,550,000)
100,000	100,000	150,000	(950,000)	11,350,000	12,600,000

See Notes to Financial Statements

23

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Real Asset Allocation ETF (a)		Social Sentiment ETF
	Six Months Ended March 31, 2021	Year Ended September 30, 2020	For the Period March 3, 2021* through March 31, 2021
	(unaudited)		(unaudited)

Operations:
Net investment income (loss)	$46,158	$427,161	$(125,704)
Net realized gain (loss)	2,097,502	(7,397,492)	3,216,457
Net change in unrealized appreciation (depreciation)	(149,154)	1,385	(2,507,702)
Net increase (decrease) in net assets resulting from operations	1,994,506	(6,968,946)	583,051

Distributions to shareholders:
From distributable earnings	(870,000)	(700,005)	—

Share transactions:**
Proceeds from sale of shares	14,128,982	7,646,301	492,025,021
Cost of shares redeemed	(15,320,005)	(21,216,119)	(136,575,048)
Increase (decrease) in net assets resulting from share transactions	(1,191,023)	(13,569,818)	355,449,973
Total increase (decrease) in net assets	(66,517)	(21,238,769)	356,033,024
Net Assets, beginning of period	9,065,931	30,304,700	—
Net Assets, end of period	$8,999,414	$ 9,065,931	$356,033,024

** Shares of Common Stock Issued (no par value)
Shares sold	600,000	300,000	20,400,001
Shares redeemed	(675,000)	(1,050,000)	(5,650,000)
Net increase (decrease)	(75,000)	(750,000)	14,750,001

(a)	Represents Consolidated Statement of Changes in Net Assets
*	Commencement of operations

See Notes to Financial Statements

24

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long/Flat Trend ETF
	For the Six Months Ended March 31, 2021		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period October 4, 2017(a) through September 30, 2018
	(unaudited)
Net asset value, beginning of period	$31.55		$28.02	$28.24	$25.03
Income from investment operations:
Net investment income (b)	0.10		0.40	0.39	0.42
Net realized and unrealized gain (loss) on investments	5.83		3.56 (h)	(0.35)	2.89
Total from investment operations	5.93		3.96	0.04	3.31
Less distributions from:
Net investment income	(0.71)		(0.43)	(0.26)	(0.10)
Net asset value, end of period	$36.77		$31.55	$28.02	$28.24
Total return (c)	18.96	%(d)	14.22%	0.29%	13.25	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$30,333		$31,549	$65,851	$52,243
Ratio of gross expenses to average net assets (f)	0.87	%(e)	0.76%	0.69%	0.86	%(e)
Ratio of net expenses to average net assets (f)	0.55	%(e)	0.55%	0.57%	0.56	%(e)
Ratio of net expenses to average net assets excluding interest expense (f)	0.55	%(e)	0.55%	0.55%	0.55	%(e)
Ratio of net investment income to average net assets (f)	0.94	%(e)	1.38%	1.47%	1.58	%(e)
Portfolio turnover rate (g)	0	%(d)	0%	59%	28	%(d)

	Morningstar Durable Dividend ETF
	For the Six Months Ended March 31, 2021		For the Year Ended September 30, 2020	For the Period October 30, 2018(a) through September 30, 2019
	(unaudited)
Net asset value, beginning of period	$26.78		$28.24	$25.36
Income from investment operations:
Net investment income (b)	0.64		0.92	0.75
Net realized and unrealized gain (loss) on investments	3.25		(1.28)	2.62
Total from investment operations	3.89		(0.36)	3.37
Less distributions from:
Net investment income	(0.49)		(0.90)	(0.49)
Net realized capital gains	—		(0.20)	—
Total distributions	(0.49)		(1.10)	(0.49)
Net asset value, end of period	$30.18		$26.78	$28.24
Total return (c)	14.71	%(d)	(1.26)%	13.41	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$46,775		$32,801	$18,355
Ratio of gross expenses to average net assets	0.56	%(e)	0.73%	1.14	%(e)
Ratio of net expenses to average net assets	0.29	%(e)	0.29%	0.29	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.29	%(e)	0.29%	0.29	%(e)
Ratio of net investment income to average net assets	3.75	%(e)	3.44%	3.00	%(e)
Portfolio turnover rate (g)	44	%(d)	67%	94	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(h)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

25

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Global Wide Moat ETF
	For the Six Months Ended March 31, 2021		For the Year Ended September 30, 2020	For the Period October 30, 2018(a) through September 30, 2019
	(unaudited)
Net asset value, beginning of period	$32.17		$28.97	$25.30
Income from investment operations:
Net investment income (b)	0.34		0.46	0.47
Net realized and unrealized gain (loss) on investments	4.81		3.47	3.31
Total from investment operations	5.15		3.93	3.78
Less distributions from:
Net investment income	(0.43)		(0.34)	(0.11)
Net realized capital gains	(0.17)		(0.39)	—
Total dividends and distributions	(0.60)		(0.73)	(0.11)
Net asset value, end of period	$36.72		$32.17	$28.97
Total return (c)	17.53	%(d)	13.70%	15.01	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,686		$9,652	$5,793
Ratio of gross expenses to average net assets	1.37	%(e)	2.04%	2.50	%(e)
Ratio of net expenses to average net assets	0.52	%(e)	0.52%	0.56	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.52	%(e)	0.52%	0.52	%(e)
Ratio of net investment income to average net assets	1.58	%(e)	1.54%	1.86	%(e)
Portfolio turnover rate (f)	42	%(d)	68%	71	%(d)

	Morningstar International Moat ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$29.38		$30.57	$33.13	$35.49	$28.34	$26.48
Income from investment operations:
Net investment income	0.29	(b)	0.62 (b)	1.00 (b)	0.91 (b)	0.93 (b)	0.76
Net realized and unrealized gain (loss) on investments	6.65		(0.56)	(2.50)	(1.27)	6.59	1.33
Total from investment operations	6.94		0.06	(1.50)	(0.36)	7.52	2.09
Less distributions from:
Net investment income	(0.72)		(1.25)	(1.06)	(0.98)	(0.37)	(0.23)
Net realized capital gains	—		—	—	(1.02)	—	—
Total dividends and distributions	(0.72)		(1.25)	(1.06)	(2.00)	(0.37)	(0.23)
Net asset value, end of period	$35.60		$29.38	$30.57	$33.13	$35.49	$28.34
Total return (c)	23.81	%(d)	(0.14)%	(4.25)%	(1.14)%	26.91%	7.91%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$67,648		$51,416	$82,550	$89,459	$81,631	$12,755
Ratio of gross expenses to average net assets	0.75	%(e)	0.76%	0.69%	0.72%	0.84%	1.62%
Ratio of net expenses to average net assets	0.57	%(e)	0.58%	0.57%	0.57%	0.56%	0.56%
Ratio of net expenses to average net assets excluding interest expense	0.56	%(e)	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	2.00	%(e)	2.10%	3.26%	2.67%	2.92%	2.99%
Portfolio turnover rate (f)	52	%(d)	94%	85%	112%	129%	168%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$54.63		$50.13	$46.73	$40.33	$34.01	$27.96
Income from investment operations:
Net investment income	0.54	(b)	0.92 (b)	0.89 (b)	0.73 (b)	0.53 (b)	0.48
Net realized and unrealized gain on investments	14.91		4.30	3.25	6.13	6.20	6.19
Total from investment operations	15.45		5.22	4.14	6.86	6.73	6.67
Less distributions from:
Net investment income	(0.90)		(0.72)	(0.74)	(0.46)	(0.41)	(0.62)
Net asset value, end of period	$69.18		$54.63	$50.13	$46.73	$40.33	$34.01
Total return (c)	28.49	%(d)	10.40%	9.21%	17.11%	19.96%	24.23%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,087,961		$3,397,967	$2,486,375	$1,570,100	$1,286,451	$753,358
Ratio of gross expenses to average net assets	0.46	%(e)	0.47%	0.48%	0.49%	0.48%	0.50%
Ratio of net expenses to average net assets	0.46	%(e)	0.47%	0.48%	0.49%	0.48%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.46	%(e)	0.47%	0.48%	0.49%	0.48%	0.49%
Ratio of net investment income to average net assets	1.62	%(e)	1.77%	1.90%	1.69%	1.42%	1.44%
Portfolio turnover rate (g)	24	%(d)	48%	58%	56%	53%	178%

	Real Asset Allocation ETF (h)
	For the Six Months Ended March 31, 2021		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period April 9, 2018(a) through September 30, 2018
	(unaudited)
Net asset value, beginning of period	$20.15		$25.25	$25.39	$25.18
Income from investment operations:
Net investment income (b)	0.06		0.45	0.31	0.10
Net realized and unrealized gain (loss) on investments	5.18		(4.94)	(0.31)	0.11
Total from investment operations	5.24		(4.49)	(0.00)	0.21
Less distributions from:
Net investment income	(1.39)		(0.61)	(0.14)	—
Net asset value, end of period	$24.00		$20.15	$25.25	$25.39
Total return (c)	26.36	%(d)	(18.32)%	0.02%	0.83	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$8,999		$9,066	$30,305	$15,234
Ratio of gross expenses to average net assets (f)	1.51	%(e)	1.12%	0.93%	1.57	%(e)
Ratio of net expenses to average net assets (f)	0.56	%(e)	0.55%	0.55%	0.55	%(e)
Ratio of net expenses to average net assets excluding interest expense (f)	0.55	%(e)	0.55%	0.55%	0.55	%(e)
Ratio of net investment income to average net assets (f)	0.89	%(e)	1.97%	1.23%	0.78	%(e)
Portfolio turnover rate (g)	58	%(d)	195%	449%	130	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(h)	Represents Consolidated Financial Highlights

See Notes to Financial Statements

27

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Social Sentiment ETF
	For the Period March 3, 2021(a) through March 31, 2021
	(unaudited)
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment loss (b)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.85	)(g)
Total from investment operations	(0.86)
Net asset value, end of period	$24.14
Total return (c)	(3.44	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$356,033
Ratio of expenses to average net assets	0.75	%(e)
Ratio of expenses to average net assets excluding interest expense	0.75	%(e)
Ratio of net investment loss to average net assets	(0.46	)%(e)
Portfolio turnover rate (f)	57	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

28

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
Long/Flat Trend ETF	Diversified
Morningstar Durable Dividend ETF	Non-Diversified
Morningstar Global Wide Moat ETF	Non-Diversified
Morningstar International Moat ETF	Diversified
Morningstar Wide Moat ETF	Diversified
Real Asset Allocation ETF	Non-Diversified
Social Sentiment ETF	Non-Diversified

Each Fund, except for Real Asset Allocation ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Using a proprietary, rules-based real asset allocation model, the Real Asset Allocation ETF seeks to achieve its investment objective by investing primarily in exchange traded products (the “ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“VEAC”) and Van Eck Absolute Return Advisers Corporation (“VEARA”) (VEAC and VEARA, collectively referred to as the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value,
29

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Real Asset Allocation ETF invests in certain ETPs through the Real Asset Allocation Subsidiary (the “Subsidiary”), a wholly-owned subsidiary organized under the laws of the Cayman Islands. The Fund’s investment in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Morningstar Durable Dividend ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.
30

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at March 31, 2021 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investment in underlying funds may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data provided by the underlying funds if actual amounts are not available. After each calendar year end, the underlying funds report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—VEAC is the investment adviser to the Long/Flat Trend ETF, Morningstar Durable Dividend ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF and Social Sentiment ETF. VEARA is the investment adviser to the Real Asset Allocation ETF and its Subsidiary. VEARA is a wholly-owned subsidiary of VEAC. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2022, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the following table.

The Social Sentiment ETF utilizes a unitary management fee structure where the Adviser is responsible for all expenses of the Fund, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

The management fee rate and expense limitations for the period ended March 31, 2021, are as follows:

Fund	Management Fees		Expense Limitation
Long/Flat Trend ETF	0.50%		0.55%
Morningstar Durable Dividend ETF	0.29		0.29
Morningstar Global Wide Moat ETF	0.45		0.52
Morningstar International Moat ETF	0.50		0.56
Morningstar Wide Moat ETF	0.45		0.49
Real Asset Allocation ETF	0.50		0.55
Social Sentiment ETF	0.75	*	N/A

*	Unitary management fee
31

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the period ended March 31, 2021, the Adviser waived management fees of $8,125 due to such investments held in the Real Asset Allocation ETF.

At March 31, 2021, the Adviser owned approximately 10% of Morningstar Durable Dividend ETF.

Note 4—Capital Share Transactions—As of March 31, 2021, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended March 31, 2021, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Long/Flat Trend ETF	$64,383	$536,740	$—	$5,920,849
Morningstar Durable Dividend ETF	16,980,962	17,064,481	23,184,290	13,830,683
Morningstar Global Wide Moat ETF	5,308,275	5,598,754	3,390,177	—
Morningstar International Moat ETF	30,537,764	30,521,283	4,724,487	—
Morningstar Wide Moat ETF	987,015,997	1,011,776,674	1,962,732,461	1,224,354,784
Real Asset Allocation ETF*	6,252,528	7,449,596	11,270,671	12,079,532
Social Sentiment ETF	559,742,204	203,999,851	—	—

*	Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes—As of March 31, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long/Flat Trend ETF	$23,399,874	$6,906,243	$—	$6,906,243
Morningstar Durable Dividend ETF	44,239,724	2,571,194	(287,355)	2,283,839
Morningstar Global Wide Moat ETF	12,001,319	2,693,800	(28,733)	2,665,067
Morningstar International Moat ETF	61,520,749	8,038,407	(981,837)	7,056,570
Morningstar Wide Moat ETF	4,446,573,275	656,047,478	(15,828,520)	640,218,958
Real Asset Allocation ETF	8,941,916	799,652	(211,519)	588,133
Social Sentiment ETF	358,958,810	6,946,657	(9,454,359)	(2,507,702)
32

The tax character of dividends paid to shareholders during the year ended September 30, 2020 was as follows:

Fund	Ordinary Income
Long/Flat Trend ETF	$1,000,040
Morningstar Durable Dividend ETF*	991,310
Morningstar Global Wide Moat ETF*	181,250
Morningstar International Moat ETF	2,750,000
Morningstar Wide Moat ETF	43,002,000
Real Asset Allocation ETF	700,005

*	Includes short-term capital gains.

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2020, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Long/Flat Trend ETF	$(2,821,262)	$(84,444)	$(2,905,706)
Morningstar Durable Dividend ETF	(3,054,484)	(844,742)	(3,899,226)
Morningstar International Moat ETF	(3,614,090)	(7,378,603)	(10,992,693)
Morningstar Wide Moat ETF	(233,935,842)	(101,319,889)	(335,255,731)
Real Asset Allocation ETF	(8,944,908)	—	(8,944,908)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Long/Flat Trend ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Real Asset Allocation ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and

33

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund. In addition, the Fund may gain exposure to the cryptocurrency Bitcoin by investing in pooled investment vehicles that invest in Bitcoin, which generally operates without central authority (such as a bank) and is not backed by any government; nor is it legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrencies, and regulation in the United States is still developing. Cryptocurrencies are susceptible to theft, loss and destruction. Accordingly, the Fund’s indirect investment in Bitcoin is also susceptible to these risks. Cryptocurrency exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers or malware, which may also affect the price of Bitcoin and thus the Fund's indirect investment in Bitcoin.

Social Sentiment ETF seeks to track as closely as possible, before fees and expenses, the price and yield performance of the BUZZ NextGen AI US Sentiment Leaders Index (the “Sentiment Leaders Index”). The Sentiment Leaders Index provider relies heavily on social media analytics, which are relatively new and untested. Investing in companies based on social media analytics involves the potential risk of market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a company stock or other investment. Although the Sentiment Leaders Index provider attempts to mitigate the potential risk of such manipulation, there is no guarantee that the Sentiment Leaders Index's model will successfully reduce such risk. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company's stock performance.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at March 31, 2021 is presented on a gross basis in the Schedules of Investments

34

and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Morningstar Global Wide Moat ETF	$258,477	$—	$273,007	$273,007
Morningstar International Moat ETF	5,178,097	792,402	4,826,599	5,619,001
Real Asset Allocation ETF	581,304	546,134	45,825	591,959

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2021:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Morningstar International Moat ETF	$792,402
Real Asset Allocation ETF	546,134

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2021, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Morningstar Durable Dividend ETF	39	$124,723	1.45%
Morningstar International Moat ETF	107	194,715	1.45
Morningstar Wide Moat ETF	75	3,178,307	1.44
Real Asset Allocation ETF	8	491,460	1.45

Outstanding loan balances as of March 31, 2021, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

35

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited)

VanEck Vectors Social Sentiment ETF

At a meeting held on December 3, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Social Sentiment ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

36

VanEck Vectors Morningstar ESG Moat ETF and VanEck Vectors Digital Transformation ETF

At a meeting held on February 24, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Morningstar ESG Moat ETF and VanEck Vectors Digital Transformation ETF (the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Funds’ proposed investment programs, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser would provide under each Investment Management Agreement, including, with respect to the VanEck Vectors Digital Transformation ETF, the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and, with respect to the VanEck Vectors Morningstar ESG Moat ETF, the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the registration statement.

The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to the Funds. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Funds to the Adviser because the Funds have not yet commenced operations. In addition, because the Funds have not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreements are in the best interest of the Funds and the Funds’ shareholders.

37

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2020 to December 31, 2020 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

38

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	STRATSAR

SEMI-ANNUAL REPORT March 31, 2021 (unaudited)

VANECK VECTORS®

Energy Income ETF	EINC®

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of March 31, 2021.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

March 31, 2021 (unaudited)

Dear Fellow Shareholders:

The way we think about the financial markets—since no one knows the future for sure—is to identify potential scenarios. Last year, we said that roaring global growth would push interest rates to 1.5%-2.0% during 2021. This already happened in the first quarter! Now what?

The mainstream, high-probability scenario (“Goldilocks”) is that the rate increases pause and stock markets continue to make new highs. To support this idea of strong-but-tapering growth, the first major country that went through the COVID-19 cycle is now leveling off after its boom. Following some temporary weakness in February, China’s manufacturing PMI (Purchasing Managers’ Index) rose more than expected in March and the services PMI soared, only confirming that the recovery is getting more balanced. For updates on this, please follow Natalia Gurushina’s daily emails or our monthly China updates.

Another scenario is the “Wage Inflation” scenario. I like to distinguish between commodity price inflation and wage inflation. Commodity prices have been rallying strongly since last summer with almost all commodity prices at multi-year highs. But wage inflation is more important for financial markets. Wage inflation is the driver of a longer-lasting inflation and can be hard to extinguish. The level of stimulus from the U.S. Federal Reserve we saw in 2020 was unprecedented, as is the spending planned by the new Biden administration. We may find that we are witnessing a paradigm change in the “environment” of the financial markets and a new “dynamic” compared with the last 10 years. And a burst of commodity price inflation isn’t the concern in this “Wage Inflation” scenario, rather the concern is that investment consequences could endure not only through 2021, but also well into 2022. This, then, is the risk that wage inflation takes off, triggered by super-heated growth and rising rates. After all, the U.S. economy hasn’t seen GDP growth rates like this since the 1950s. My investment colleagues are divided on whether wage inflation is possible in an over-stimulated yet deflationary world. We’ll see in 2022.

The final scenario remains that, with this tremendous stimulus, we expect to see interest rates rise unexpectedly further in the second half of 2021. In fact, I believe there is a chance that 10-year U.S. interest rates can exceed 2.5% by the end of 2021—“Rate Surprise”—and that investors should have this scenario on their radar screens. This could lead to turbulence in financial markets. By definition, bonds will fall further. But again, this may be okay for equities.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended March 31, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Vectors ETF Trust

PS The investing outlook can change suddenly, as it certainly did in 2020. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

April 20, 2021

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ENERGY INCOME ETF

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2020 to March 31, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2020 – March 31, 2021
Actual	$1,000.00	$1,462.40	0.45%	$2.76
Hypothetical**	$1,000.00	$1,022.69	0.45%	$2.27
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2021) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
2

VANECK VECTORS ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS: 76.8%
Energy: 74.7%
80,512	Antero Midstream Corp.	$727,023
18,251	Cheniere Energy, Inc. *	1,314,255
41,990	CNX Resources Corp. *	617,253
60,176	Enbridge, Inc.	2,190,406
70,242	EnLink Midstream LLC	301,338
85,696	Equitrans Midstream Corp.	699,279
37,583	Gibson Energy, Inc. (CAD)	666,009
84,814	Inter Pipeline Ltd. (CAD)	1,212,786
54,564	Keyera Corp. (CAD)	1,134,091
116,429	Kinder Morgan, Inc.	1,938,543
8,879	New Fortress Energy, Inc.	407,635
31,809	ONEOK, Inc.	1,611,444
50,156	Pembina Pipeline Corp.	1,446,499
48,224	Plains GP Holdings LP	453,306
35,335	Targa Resources Corp.	1,121,886
46,946	TC Energy Corp.	2,147,779
71,957	Williams Cos, Inc.	1,704,661
		19,694,193
Transportation: 2.1%
17,260	Macquarie Infrastructure Corp.	549,041
Total Common Stocks (Cost: $20,208,213)		20,243,234
Number of Shares		Value

MASTER LIMITED PARTNERSHIPS: 23.2%
Energy: 23.2%
4,342	Cheniere Energy Partners LP	$180,410
5,667	Crestwood Equity Partners LP	158,223
8,879	DCP Midstream LP	192,319
141,668	Energy Transfer LP	1,088,010
52,280	Enterprise Products Partners LP	1,151,206
25,040	Magellan Midstream Partners LP	1,085,734
38,383	MPLX LP	983,756
7,734	NuStar Energy LP	132,174
6,658	Phillips 66 Partners LP	210,859
48,585	Plains All American Pipeline LP	442,124
13,673	Shell Midstream Partners LP	182,398
17,139	Western Midstream Partners LP	318,614
Total Master Limited Partnerships (Cost: $6,522,928)		6,125,827
Total Investments: 100.0% (Cost: $26,731,141)		26,369,061
Other assets less liabilities: 0.0%		1,767
NET ASSETS: 100.0%		$26,370,828

Definitions:
CAD	Canadian Dollar
Footnotes:
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	97.9%	$25,820,020
Industrials	2.1	549,041
	100.0%	$26,369,061

The summary of inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$20,243,234	$—	$—	$20,243,234
Master Limited Partnerships	6,125,827	—	—	6,125,827
Total	$26,369,061	$—	$—	$26,369,061

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements.

3

VANECK VECTORS ENERGY INCOME ETF

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2021 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$26,369,061
Cash	888
Receivables:
Dividends	52,705
Federal and State income taxes	63,951
Total assets	26,486,605
Liabilities:
Payables:
Line of credit	105,557
Due to Adviser	10,170
Accrued expenses	50
Total liabilities	115,777
NET ASSETS	$26,370,828
Shares outstanding	539,720
Net asset value, redemption and offering price per share	$48.86
Net Assets consist of:
Aggregate paid in capital	$138,461,365
Total distributable earnings (loss)	(112,090,537)
Net Assets	$26,370,828
(1) Cost of investments	$26,731,141

See Notes to Financial Statements.

4

VANECK VECTORS ENERGY INCOME ETF

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2021 (unaudited)

Income:
Dividends	$754,428
Distributions from master limited partnerships	288,998
Interest	26
Foreign taxes withheld	(40,178)
Less: return of capital distributions	(489,614)
Total income	513,660
Expenses:
Management fees	53,619
Interest	447
Total expenses	54,066
Net investment income	459,594
Net realized gain (loss) on:
Investments	(412,992)
In-kind redemptions	375,485
Foreign currency transactions and foreign denominated assets and liabilities	3,281
Net realized loss	(34,226)
Net change in unrealized appreciation (depreciation) on:
Investments	8,519,131
Foreign currency transactions and foreign denominated assets and liabilities	(44)
Net change in unrealized appreciation (depreciation)	8,519,087
Net Increase in Net Assets Resulting from Operations	$8,944,455

See Notes to Financial Statements.

5

VANECK VECTORS ENERGY INCOME ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021	Period Ended September 30, 2020 (a)	Year Ended November 30, 2019
	(unaudited)
Operations:
Net investment income (loss)	$459,594	$485,906	$(271,988)
Net realized gain (loss)	(34,226)	(1,783,860)	1,226,721
Net change in unrealized appreciation (depreciation)	8,519,087	(8,835,082)	(2,149,500)
Net increase (decrease) in net assets resulting from operations	8,944,455	(10,133,036)	(1,194,767)
Distributions to shareholders:
From distributable earnings	(459,594)	—	(1,204,891)
Return of capital	(134,153)	(1,350,025)	(2,453,758)
Total distributions	(593,747)	(1,350,025)	(3,658,649)
Share transactions:*
Proceeds from sale of shares	860,483	3,706,837	18,778,764
Cost of shares redeemed	(3,062,139)	(23,530,656)	(7,487,335)
Increase (decrease) in net assets resulting from share transactions	(2,201,656)	(19,823,819)	11,291,429
Total increase (decrease) in net assets	6,149,052	(31,306,880)	6,438,013
Net Assets, beginning of period	20,221,776	51,528,656	45,090,643
Net Assets, end of period	$26,370,828	$20,221,776	$51,528,656
* Shares of Common Stock Issued (no par value) (b)
Shares sold	25,000	83,333	366,667
Shares redeemed	(75,000)	(500,000)	(133,333)
Net increase (decrease)	(50,000)	(416,667)	233,334

(a)	The Fund changed its fiscal year-end from November 30 to September 30.
(b)	Share activity for the period ended September 30, 2020, and the year ended November 30, 2019, has been adjusted to reflect the 1 for 3 reverse share split which took place on April 15, 2020 (See Note 10).

See Notes to Financial Statements.

6

VANECK VECTORS ENERGY INCOME ETF

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended March 31,		For the Period Ended September 30,		Year Ended November 30,
	2021		2020 (1)(2)		2019		2018		2017		2016 (3)
	(unaudited)
Net asset value, beginning of period	$34.29		$51.20		$58.32		$68.49		$76.29		$93.90
Income from investment operations:
Net investment income (loss)(a)	0.81		0.76		(0.39)		0.09		0.42		(0.06)
Net realized and unrealized gain (loss) on investments	14.81		(15.58)		(1.42)		(4.44)		(2.25)		(9.93)
Total from investment operations	15.62		(14.82)		(1.81)		(4.35)		(1.83)		(9.99)
Less:
Dividends from net investment
income	(0.81)		—		(1.77)		—		—		—
Return of capital	(0.24)		(2.09)		(3.54)		(5.82)		(5.97)		(7.62)
Total distributions	(1.05)		(2.09)		(5.31)		(5.82)		(5.97)		(7.62)
Net asset value, end of period	$48.86		$34.29		$51.20		$58.32		$68.49		$76.29
Total return (b)	46.24	%(c)	(29.74	)%(c)	(3.66)%		(7.16)%		(2.67)%		(8.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$26,371		$20,222		$51,529		$45,091		$64,366		$94,563
Ratio of total expenses to average net assets	0.45	%(h)	0.45	%(d)(h)	1.41	%(e)	0.73	%(f)	0.86	%(g)	0.88%
Ratio of net investment income (loss) to average net assets	4.55	%(h)	2.17	%(d)(h)	(0.68	)%(e)	0.13	%(f)	0.55	%(g)	(0.34)%
Portfolio turnover rate(i)	11	%(c)	24	%(c)	106%		34%		40%		46%

The financial highlights include the financial information of the Predecessor Fund through February 21, 2016 (See Note 1).

(1)	The Fund changed its fiscal year-end from November 30 to September 30.
(2)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 10). Per share data prior to April 15, 2020 has been adjusted to reflect the share split.
(3)	On June 29, 2016, the Fund effected a 1 for 5 reverse share split (See Note 10). Per share data prior to June 29, 2016 has been adjusted to reflect the share split.
(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been higher (See Note 6).
(e)	Includes income tax expense of 0.59% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(f)	Includes income tax benefit of 0.11% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(g)	Includes income tax expense of 0.04% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(h)	Annualized
(i)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements.

7

VANECK VECTORS ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

The financial statements relate to the Energy Income ETF (the “Fund”). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the MVIS® North America Energy Infrastructure Index (the “Index”). The Fund is classified as “non-diversified”. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”).

Effective February 22, 2016, the shareholders of the Yorkville High Income MLP ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the transfer of all the assets and assumption of certain of the liabilities of the Predecessor Fund, the issuance of shares of the Fund to the shareholders of the Predecessor Fund and the liquidation and termination of the Predecessor Fund. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fund. The financial highlights include the financial information of the Predecessor Fund through February 21, 2016.

Effective December 2, 2019, the Fund’s underlying benchmark index changed from the Solactive High Income MLP Index to the MVIS® North American Energy Infrastructure Index, the Fund’s federal tax status changed from a taxable C-corporation into a regulated investment company (“RIC”) and the unitary management fee rate changed from 0.82% to 0.45%.

In September 2020, the Board approved changing the Fund’s fiscal year-end from November 30 to September 30.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Return of Capital Estimates —Distributions received by the Fund generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available to the Fund and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLPs’) after the MLP’s tax reporting periods are concluded.

B.	Master Limited Partnerships—Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund invests a portion of its total assets in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The Fund invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

C.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ
8

and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

D.	Federal and Other Income Taxes—Effective December 2, 2019, the Fund changed its investment objective such that it is now the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to a RIC for current and future tax years. The Fund intends to distribute all of its taxable income to its shareholders.

E.	Dividends and Distributions to Shareholders—On a quarterly basis, the Fund distributes substantially all of its dividends and distributions received, less Fund expenses. All distributions are recorded on the ex-dividend date. The estimated characterization of the distributions paid will be either an ordinary income, capital gain or return of capital. The Fund anticipates that a portion of current year distributions will be treated as return of capital. The actual tax characterization of the distributions made during the current year will not be determined until after the end of the fiscal year when the Fund can determine its earnings and profits and, therefore, may differ from the preliminary estimates.

F.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing
9

VANECK VECTORS ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.45% of the Fund’s average daily net assets. Prior to December 2, 2019, the Adviser received a management fee, calculated daily and payable monthly based on an annual rate of 0.82% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability and extraordinary expenses.

The Adviser agreed to reimburse the Fund for any differences between the estimated and actual taxes remaining from its prior treatment as a C corporation (See Note 6). These amounts are reflected in the Financial Highlights.

Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of March 31, 2021, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Fund generally consists of the in-kind contribution or distribution of securities constituting the Fund’s underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Fund may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Fund, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

10

Note 5—Investments—For the period ended March 31, 2021, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

		In-kind Capital Share Transactions
Purchases	Sales	Purchases	Sales
$3,212,198	$2,524,326	$857,493	$3,061,951

Note 6—Income Taxes—Beginning December 2, 2019, the Fund changed its investment objective such that it is now the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies (“RIC”) for future tax years. As a result, the Fund generally will not pay corporate level taxes on its income and capital gains that are distributed to shareholders.

The Fund was required, however, to pay corporate tax on its income for the year ended November 30, 2019 and on net built-in-gains as of that date recognized within a five year period. The Fund estimated its tax expense / liability for these amounts as of November 30, 2019, and the Adviser agreed to make the Fund whole for any differences between the estimated and actual taxes after that date. During the period ended September 30, 2020, the Fund recorded an additional tax expense and reimbursement of tax expense of $199,600 from the Adviser due to revisions of these estimates. These estimates may be further adjusted as the Fund’s tax returns are filed.

As of March 31, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

	Gross	Gross	Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Investments	Appreciation	Depreciation	(Depreciation)
$26,182,078	$1,869,545	$(1,682,562)	$186,983

The tax character of dividends paid to shareholders was as follows:

	Period Ended	Year Ended
	September 30, 2020	November 30, 2019
Ordinary income	$—	$1,204,891
Return of capital	1,350,025	2,453,758
Total	$1,350,025	$3,658,649

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2020, the Fund had the following capital loss carryforwards available to offset future capital gains:

Short-Term
Year of Expiration	Capital Losses
9/30/2021	$(89,478,335)
9/30/2022	(12.847.636)
9/30/2023	(6,679,603)
9/30/2024	(1,612,600)
No expiration	(1,163,561)
Total	$(111,781,735)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2021, the Fund did not incur any interest or penalties.

11

VANECK VECTORS ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks—The Fund’s assets are concentrated in a limited number sectors or industries. By concentrating the Fund’s assets, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety sectors or industries.

Under normal circumstances, the Fund invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Fund as directed by the Trustees. The Adviser is responsible for paying expenses associated with the Plan.

Note 9—Share Split—The Fund executed a 1-for-5 reverse share split for shareholders of record before the open of markets on June 29, 2016. The fund executed a 1-for-3 reverse share split for shareholders of record before the open of markets on April 15, 2020.

Note 10—Bank Line of Credit—The Fund, along with other funds of the Trust, may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. The Fund has agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2021, the Fund borrowed under this Facility:

Days	Average Daily	Average Interest
Outstanding	Loan Balance	Rate
9	$124,318	1.44%

Outstanding loan balances as of March 31, 2021, if any, are reflected in the Statement of Assets and Liabilities.

Note 11—Subsequent Events—The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

12

VANECK VECTORS ENERGY INCOME ETF

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM –a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2020 to December 31, 2020 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

13

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	EINCSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date June 4, 2021

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 4, 2021